UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Becky L. Park

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income Fund Annual report for the year ended December 31, 2023

Pursuing consistent
and diversified income

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Refer to page 3 for Class F-2 share results and Class A share results with relevant sales charges deducted. For other share class results visit capitalgroup.com and americanfundsretirement.com

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2023, was 6.27% for Class F-2 shares and 5.76% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share results reflect the 3.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a $10,000 investment

4	Investment portfolio

43	Financial statements

74	Board of trustees and other officers

Fellow investors:

Bond markets gained in a roller-coaster year, spurred by slowing inflation and the prospect that interest rates were likely at or near their peak. The U.S. Federal Reserve signaled for potential cuts to interest rates in 2024, marking a shift in policy as officials seek to balance inflation and employment goals.

For the year ended December 31, 2023, Class F-2 shares of American Funds Multi-Sector Income Fund recorded a total return of 10.89%, with all distributions reinvested. That compares to a total return of 5.53% for the unmanaged Bloomberg U.S. Aggregate Index, the fund’s primary benchmark, over the same period. This index measures broad returns across U.S. dollar-denominated investment-grade bonds.

The fund paid monthly dividends totaling nearly 57 cents a share. The fund did not pay capital gains in 2023. Fund investors who reinvested their dividends earned an income return of 6.53%, while those who elected to take their dividends in cash received an income return of 6.35%.

American Funds Multi-Sector Income Fund is a diversified fund that seeks to provide income across bond market sectors including high-yield corporates, investment-grade corporates, emerging markets debt and securitized debt. The fund also has opportunistic investments in U.S. Treasuries, municipal bonds and other debt instruments.

The American Funds Multi-Sector Income Fund Custom Index is a secondary benchmark that allows for investors to compare fund results to account for exposure to the sectors listed above. The custom index increased 10.62% for the year.

At year-end, the fund’s high-yield and investment-grade corporate holdings, representing 69.06% of the portfolio, were invested across a variety of industries such as health care, energy, utilities, banking, technology, aerospace, media and communications. The fund’s emerging market holdings represented 12.8% of the portfolio, while the fund’s exposure to securitized credit was 16.6%.

Market overview

Investors were concerned throughout much of the year that rising interest rates would push the economy into a recession. However, resilient economic data and slowing inflation helped support the narrative that the United States could avert a downturn.

In December, the Fed extended its pause on rate hikes and projected three rate cuts in 2024. The central bank had steadily lifted rates to its current target range of 5.25% to 5.50%, up from 4.25% to 4.50% a year earlier, and 0.00% to 0.25% two years

Results at a glance

For periods ended December 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class F-2 shares)	6.68%	10.89%	3.95%
American Funds Multi-Sector Income Fund (Class A shares)	6.52	10.58	3.74
Bloomberg U.S. Aggregate Index*	3.37	5.53	0.61
American Funds Multi-Sector Income Fund Custom Index†	6.40	10.62	2.58

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index, and 2% Bloomberg ABS Ex AAA Index.

American Funds Multi-Sector Income Fund	1

ago. The rate increases have weighed on bond markets, as bond prices fall when yields rise. The Fed’s policy pivot late in the year buoyed markets, and the yield on the benchmark 10-year U.S. Treasury declined to end the year at 3.88%, after crossing the 5% mark in October 2023.

Globally, inflation has fallen notably but remained above most central banks’ 2% targets. In the U.S., the Consumer Price Index (CPI) rose 3.4% over the last 12 months through December versus 6.5% a year earlier. The more closely watched core CPI, which excludes food and energy, rose 3.9% in the year through December, the first time since April 2022 that core CPI is below 4%. In the eurozone, inflation slowed to 2.4% in November, while core inflation softened to 3.6%. The region’s economy has slowed, particularly in France and Germany.

U.S. regional banks have so far borne the brunt of higher interest rates, as was evidenced by the collapse of Silicon Valley Bank and Signature Bank in March. Both banks served a niche customer base that left them vulnerable to classic bank runs on deposits. Regulators seized control of the failed banks and took steps, including the launch of the Bank Term Funding Program, that have successfully prevented widespread turmoil in the sector and in markets overall. As of year-end, fundamentals for companies rated investment-grade and high-yield have weakened but remain solid.

Emerging markets had a strong year. In recent years, many emerging markets central banks raised rates sooner and more aggressively than developed market peers. This led to notable declines in inflation. This, plus the Fed’s pivot, led to strong returns late in the year. Growth in China was subdued and continues to be a source of uncertainty, though there are signs of stabilization. There continues to be value in owning emerging market bonds for their diversification and relative value benefits compared to developed market corporate bonds of similar ratings.

Overall, corporate investment-grade bonds, represented by the Bloomberg U.S. Corporate Investment Grade Index gained 8.52%, while high-yield corporate debt, represented by the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 13.44%. Securitized is represented by two indexes tied to commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). The Bloomberg CMBS ex-AAA Index rose 3.63% while the Bloomberg ABS ex-AAA Index rose 6.19%. Meanwhile, emerging markets bonds, represented by the JP Morgan EMBI Global Index, increased 10.45%.

Inside the portfolio

American Funds Multi-Sector Income Fund was modestly defensively positioned in 2023. The expectation was that significant rate hikes by the Fed would likely slow the economy, and eventually lead to weaker fundamentals for both investment-grade and high-yield rated issuers. The increase in credit quality was largely accomplished via investments in highly rated investment-grade corporate bonds as well as securitized debt. Relative to the fund’s secondary benchmark, this positioning helped the fund during the March banking crisis.

Security selection was an important driver of return relative to the custom index in 2023, particularly within investment-grade corporate bonds and securitized holdings. Managers found value in asset-backed securities such as car loans, which helped the fund as consumers remained in relatively good shape.

Managers took advantage of market dislocation throughout the year and added yield when they felt it was appropriate. For example, managers added high-yield bonds when valuations were considered attractive in the Fall as government bond yields rose. The fund used several tools to manage duration and sector positioning, including credit default swaps.

A strong consumer, supported by a resilient job market and elevated government spending, helped the U.S. avoid a recession. Ultimately, the fund’s lower-than-custom index exposure to high-yield bonds and emerging markets debt detracted from relative results, though security selection decisions within high-yield bonds contributed. Managers were selective about emerging markets debt in 2023, particularly as economic growth in China was muted.

Opportunities were largely found in below-investment-grade sovereign bond issuers and select corporates across chemicals, energy, technology and banking.

Looking ahead

The Federal Reserve appears likely to lower interest rates in 2024 as inflation continues to fall. That would be welcome news for investors and consumers alike, as it would allow the overall economy to settle into a more normalized pattern. Credit valuations for certain sectors such as high yield are frothy and could retreat if concerns about the economy return. Elections worldwide, including the U.S. presidential election, could cause bouts of volatility.

Considering this backdrop, we feel it is prudent to maintain a balanced, diversified and flexible approach to investing in credit. The portfolio is positioned for economic growth to gradually slow as consumer spending shows signs of restraint and pandemic-era stimulus fades away.

Managers continually monitor economic trends, credit fundamentals and valuations, and adjust allocations accordingly. We have relied on our deep, fundamental research capabilities and experience through many different credit cycles to help us find the right balance between risk and reward.

Thank you for making American Funds Multi-Sector Income Fund part of your portfolio. We appreciate your support and look forward to reporting to you again in six months.

Sincerely,

Damien J. McCann
President

February 10, 2024

For current information about the fund, visit capitalgroup.com.

Past results are not predictive of results in future periods.

2	American Funds Multi-Sector Income Fund

The value of a $10,000 investment

How a hypothetical $10,000 investment has fared for the period March 22, 2019, commencement of operations, to December 31, 2023, with all distributions reinvested.

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment¹; thus, the net amount invested was $9,625. Investing for short periods makes losses more likely.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $500,000 or more. There is no sales charge on dividends or capital gain distributions that are invested in additional shares.
[2]	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index and 2% Bloomberg ABS ex AAA Index. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Index is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	For the period March 22, 2019, commencement of operations, through December 31, 2023.

Total return based on a $1,000 investment (for the period ended December 31, 2023)

	Cumulative 1 year	Lifetime (since 3/22/19)

Class F-2 shares	10.89%	3.95%
Class A shares*	6.42	2.91

*	Assumes payment of the maximum 3.75% sales charge.

The fund’s total annual fund operating expense ratios are 0.48% for Class F-2 shares and 0.77% for Class A shares, as of the prospectus dated March 1, 2024 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. Refer to the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Multi-Sector Income Fund	3

Investment portfolio December 31, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	2.11%
AAA/Aaa	1.90
AA/Aa	7.67
A/A	16.84
BBB/Baa	26.27
Below investment grade	41.18
Unrated	.50
Short-term securities & other assets less liabilities	3.53
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.92%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 69.06%
Financials 14.05%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD	1,322	$1,225
AerCap Ireland Capital DAC 5.75% 6/6/2028		2,902	2,973
AerCap Ireland Capital DAC 3.30% 1/30/2032		6,213	5,410
AerCap Ireland Capital DAC 3.40% 10/29/2033		300	258
AerCap Ireland Capital DAC 3.85% 10/29/2041		26,869	21,672
AG Issuer, LLC 6.25% 3/1/2028[1]		11,575	11,519
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		16,440	17,302
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]		3,964	4,180
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		10,350	9,956
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		18,918	18,871
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		12,025	11,409
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]		2,510	2,649
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	EUR	20,954	22,653
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]		3,046	3,279
American International Group, Inc. 5.125% 3/27/2033	USD	10,332	10,492
AmWINS Group, Inc. 4.875% 6/30/2029[1]		20,615	18,854
Aon Corp. 5.35% 2/28/2033		19,439	19,946
Aretec Group, Inc. 7.50% 4/1/2029[1]		25,184	22,696
Aretec Group, Inc. 10.00% 8/15/2030[1]		11,095	11,804
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.176% 8/2/2029[3,4]		3,415	3,298
AssuredPartners, Inc. 7.00% 8/15/2025[1]		335	336
AssuredPartners, Inc. 5.625% 1/15/2029[1]		11,273	10,536
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028		200	196

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	USD	23,400	$20,817
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]		3,600	3,025
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[2]		3,060	3,055
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[2]		637	623
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]		37,160	37,172
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]		14,125	14,221
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]		1,321	1,081
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]		39,146	39,257
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]		7,566	7,925
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]		7,000	6,339
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[2]		4,420	4,587
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]		6,200	5,858
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]		13,815	14,742
Block, Inc. 2.75% 6/1/2026		5,105	4,817
Block, Inc. 3.50% 6/1/2031		12,000	10,678
Blue Owl Credit Income Corp. 4.70% 2/8/2027		2,171	2,053
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		283	246
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		250	233
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		20,870	16,734
BPCE SA 7.003% 10/19/2034 (USD-SOFR + 2.59% on 10/19/2033)[1,2]		1,460	1,589
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		6,450	6,585
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]		17,310	18,296
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]		4,758	4,747
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]		12,000	12,358
Charles Schwab Corp. (The) 2.45% 3/3/2027		15,813	14,729
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]		4,306	4,447
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		1,700	1,379
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]		20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]		5,053	4,313
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]		20,010	18,004
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]		18,676	19,992
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]		9,225	9,549
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		5,505	4,718
Coinbase Global, Inc. 3.375% 10/1/2028[1]		12,183	10,294
Coinbase Global, Inc. 3.625% 10/1/2031[1]		15,070	11,665
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		32,735	30,958
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		11,605	10,532
Corebridge Financial, Inc. 3.90% 4/5/2032		12,896	11,667
Corebridge Financial, Inc. 4.35% 4/5/2042		1,724	1,465
Corebridge Financial, Inc. 4.40% 4/5/2052		14,051	11,809
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		12,485	12,108
Deutsche Bank AG 3.742% 1/7/2033 (USD-SOFR + 2.257% on 1/7/2032)[2]		11,640	9,562
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]		3,747	3,891
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[2]		2,094	1,916
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]		7,299	6,704
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]		11,707	12,267
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]		10,300	10,851
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]		300	263
Discover Financial Services 6.70% 11/29/2032		4,055	4,251
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[2]		12,000	13,355
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		2,550	2,328
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]		5,020	5,229
Five Corners Funding Trust III 5.791% 2/15/2033[1]		5,520	5,867
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]		1,995	1,826
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]		9,660	9,268
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]		14,310	15,194
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]		10,050	8,124
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[2]		4,572	3,839
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]		17,934	14,951

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	USD	34,148	$29,323
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]		3,010	2,353
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		9,122	9,227
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]		20,625	21,808
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]		2,000	1,825
Hightower Holding, LLC 6.75% 4/15/2029[1]		12,115	11,016
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]		2,093	1,828
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]		30,721	25,660
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]		3,892	3,236
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]		28,520	30,328
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]		9,260	10,162
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]		21,030	22,692
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		3,700	3,473
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		1,772	1,620
HUB International, Ltd. 7.00% 5/1/2026[1]		10,885	10,940
HUB International, Ltd. 5.625% 12/1/2029[1]		12,508	11,948
HUB International, Ltd. 7.25% 6/15/2030[1]		26,381	27,882
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.662% 6/20/2030[3,4]		4,100	4,124
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]		14,550	15,012
Intercontinental Exchange, Inc. 4.60% 3/15/2033		3,574	3,560
Intercontinental Exchange, Inc. 2.65% 9/15/2040		575	429
Intercontinental Exchange, Inc. 3.00% 6/15/2050		4,964	3,557
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		14,405	13,228
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]		2,051	1,975
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[2]		3,595	3,599
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]		5,350	4,919
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]		1,126	1,040
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]		15,536	15,548
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]		2,656	2,160
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]		62	63
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]		6,641	4,965
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]		29,100	26,782
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		3,600	3,664
Korea Exchange Bank 3.25% 3/30/2027[1]		4,110	3,931
Korea Exchange Bank 3.25% 3/30/2027		3,890	3,721
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]		4,000	4,073
LPL Holdings, Inc. 4.625% 11/15/2027[1]		3,009	2,909
LPL Holdings, Inc. 4.00% 3/15/2029[1]		13,325	12,346
LPL Holdings, Inc. 4.375% 5/15/2031[1]		5,945	5,391
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		1,720	1,873
MetLife, Inc. 5.375% 7/15/2033		4,471	4,664
MetLife, Inc. 5.00% 7/15/2052		1,045	1,039
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]		1,808	1,841
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]		445	452
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[2]		7,988	8,223
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]		3,160	2,888
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]		7,415	7,453
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]		3,766	3,790
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]		2,804	2,240
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]		459	380
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]		22,325	21,780
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]		32,059	32,071
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]		47,285	48,011
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]		9,019	9,990
MSCI, Inc. 4.00% 11/15/2029[1]		3,385	3,185
MSCI, Inc. 3.625% 9/1/2030[1]		3,680	3,334
MSCI, Inc. 3.875% 2/15/2031[1]		4,546	4,159
Nasdaq, Inc. 5.35% 6/28/2028		3,201	3,299
Nasdaq, Inc. 5.55% 2/15/2034		12,100	12,578
Nasdaq, Inc. 5.95% 8/15/2053		20,077	21,603

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Nasdaq, Inc. 6.10% 6/28/2063	USD	10,243	$11,086
Navient Corp. 5.00% 3/15/2027		9,220	8,910
Navient Corp. 4.875% 3/15/2028		1,775	1,651
Navient Corp. 5.50% 3/15/2029		3,330	3,074
Navient Corp. 9.375% 7/25/2030		14,000	14,679
Navient Corp. 11.50% 3/15/2031		12,580	13,791
Navient Corp. 5.625% 8/1/2033		22,090	18,155
New York Life Global Funding 4.90% 6/13/2028[1]		4,990	5,041
New York Life Global Funding 4.55% 1/28/2033[1]		4,621	4,559
NFP Corp. 6.875% 8/15/2028[1]		17,769	18,077
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]		1,990	2,000
Onemain Finance Corp. 7.125% 3/15/2026		1,385	1,412
Osaic Holdings, Inc. 10.75% 8/1/2027[1]		7,171	7,286
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.856% 8/17/2028[3,4]		6,460	6,489
Owl Rock Capital Corp. 3.75% 7/22/2025		1,063	1,019
Oxford Finance, LLC 6.375% 2/1/2027[1]		7,076	6,695
PayPal Holdings, Inc. 5.05% 6/1/2052		8,837	8,920
PayPal Holdings, Inc. 5.25% 6/1/2062		3,235	3,210
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]		529	541
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]		3,126	3,268
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]		19,668	20,459
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]		40,846	45,362
Power Finance Corp., Ltd. 6.15% 12/6/2028		1,200	1,253
Power Finance Corp., Ltd. 4.50% 6/18/2029		3,300	3,200
Power Finance Corp., Ltd. 3.90% 9/16/2029		2,700	2,524
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]		12,800	11,373
Rede D’Or Finance SARL 4.50% 1/22/2030[1]		1,938	1,757
Royal Bank of Canada 5.00% 2/1/2033		7,305	7,432
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		15,145	14,066
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]		27,949	27,515
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]		7,062	7,117
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		12,000	12,430
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033		8,050	8,608
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2,5]		3,843	52
Toronto-Dominion Bank (The) 5.156% 1/10/2028		3,673	3,731
Toronto-Dominion Bank (The) 5.523% 7/17/2028		10,580	10,900
Travelers Companies, Inc. 5.45% 5/25/2053		1,333	1,440
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]		3,213	3,472
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]		26,831	27,389
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]		8,866	8,731
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]		6,300	6,037
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]		11,556	11,925
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		13,027	12,141
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		24,025	20,473
USI, Inc. 7.50% 1/15/2032[1]		6,050	6,202
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[2]		4,750	4,718
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]		39,700	38,385
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]		15,870	15,948
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]		34,405	35,046
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]		12,684	13,806
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]		3,649	3,285
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031		3,500	2,914
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]		1,805	1,503
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]		1,120	798
			1,864,908

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 10.31%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	USD	2,135	$1,658
Apache Corp. 4.625% 11/15/2025		985	962
Apache Corp. 4.25% 1/15/2030		4,000	3,742
Apache Corp. 5.10% 9/1/2040		6,770	5,811
Apache Corp. 5.25% 2/1/2042		4,450	3,731
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		5,155	5,195
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		5,077	5,112
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		5,165	4,811
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		13,735	13,035
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		7,043	7,142
Borr IHC, Ltd. 10.00% 11/15/2028[1]		19,801	20,692
Borr IHC, Ltd. 10.375% 11/15/2030[1]		12,500	12,938
BP Capital Markets America, Inc. 4.893% 9/11/2033		21,757	22,147
California Resources Corp. 7.125% 2/1/2026[1]		12,000	12,178
Callon Petroleum Co. 8.00% 8/1/2028[1]		4,300	4,396
Callon Petroleum Co. 7.50% 6/15/2030[1]		23,417	23,641
Cenovus Energy, Inc. 5.375% 7/15/2025		172	172
Cheniere Energy Partners, LP 4.00% 3/1/2031		1,340	1,220
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]		25,000	25,700
Cheniere Energy, Inc. 4.625% 10/15/2028		13,290	12,982
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		3,110	3,086
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		25,680	25,193
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		1,280	1,293
Chevron Corp. 2.236% 5/11/2030		5,035	4,463
Chevron Corp. 3.078% 5/11/2050		5,214	3,942
CITGO Petroleum Corp. 8.375% 1/15/2029[1]		8,040	8,274
Civitas Resources, Inc. 5.00% 10/15/2026[1]		12,815	12,440
Civitas Resources, Inc. 8.375% 7/1/2028[1]		15,000	15,678
Civitas Resources, Inc. 8.625% 11/1/2030[1]		4,200	4,459
Civitas Resources, Inc. 8.75% 7/1/2031[1]		25,040	26,688
CNX Resources Corp. 7.25% 3/14/2027[1]		5,815	5,877
CNX Resources Corp. 6.00% 1/15/2029[1]		8,304	7,970
CNX Resources Corp. 7.375% 1/15/2031[1]		5,085	5,126
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]		4,975	5,486
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]		6,162	6,376
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[1]		4,214	4,415
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[1]		3,853	4,133
Comstock Resources, Inc. 6.75% 3/1/2029[1]		10,215	9,355
Comstock Resources, Inc. 5.875% 1/15/2030[1]		19,635	17,056
ConocoPhillips Co. 3.80% 3/15/2052		1,311	1,060
ConocoPhillips Co. 5.30% 5/15/2053		14,577	14,995
ConocoPhillips Co. 5.55% 3/15/2054		15,790	16,779
Continental Resources, Inc. 5.75% 1/15/2031[1]		1,600	1,594
Cosan Luxembourg SA 7.50% 6/27/2030[1]		4,000	4,181
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		30,345	31,508
CrownRock, LP 5.00% 5/1/2029[1]		2,920	2,850
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,755	1,617
DT Midstream, Inc. 4.375% 6/15/2031[1]		10,350	9,349
Ecopetrol SA 8.625% 1/19/2029		5,200	5,548
Ecopetrol SA 6.875% 4/29/2030		5,990	5,943
Ecopetrol SA 4.625% 11/2/2031		250	212
Ecopetrol SA 8.875% 1/13/2033		15,585	16,951
Enbridge, Inc. 6.70% 11/15/2053		12,415	14,456
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		540	533
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		930	787
Energy Transfer, LP 6.00% 2/1/2029[1]		1,165	1,176
Energy Transfer, LP 8.00% 4/1/2029[1]		7,745	8,064
Energy Transfer, LP 6.40% 12/1/2030		9,175	9,820
Energy Transfer, LP 7.375% 2/1/2031[1]		291	306
Energy Transfer, LP 6.55% 12/1/2033		17,125	18,609
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[2]		1,107	1,055
EQM Midstream Partners, LP 6.00% 7/1/2025[1]		2,025	2,025
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		232	239
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		8,175	8,329
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		8,195	7,750
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		5,167	5,561

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	USD	9,671	$9,013
EQM Midstream Partners, LP 6.50% 7/15/2048		1,150	1,180
EQT Corp. 3.625% 5/15/2031[1]		1,554	1,390
Exxon Mobil Corp. 2.61% 10/15/2030		49,000	43,844
FORESEA Holding SA 7.50% 6/15/2030		3,680	3,411
Genesis Energy, LP 8.00% 1/15/2027		12,251	12,463
Genesis Energy, LP 8.25% 1/15/2029		5,895	6,071
Genesis Energy, LP 8.875% 4/15/2030		6,849	7,089
GeoPark, Ltd. 5.50% 1/17/2027		6,300	5,584
Guara Norte SARL 5.198% 6/15/2034		4,231	3,859
Guara Norte SARL 5.198% 6/15/2034[1]		1,628	1,485
Harvest Midstream I, LP 7.50% 9/1/2028[1]		11,290	11,235
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		5,620	5,446
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		5,380	5,201
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		7,441	7,226
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		6,220	6,019
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		7,835	7,548
Hilcorp Energy I, LP 8.375% 11/1/2033[1]		12,860	13,644
Kinder Morgan, Inc. 4.80% 2/1/2033		20,000	19,262
Kinder Morgan, Inc. 5.20% 6/1/2033		14,987	14,905
Kinder Morgan, Inc. 5.20% 3/1/2048		15	14
Kinder Morgan, Inc. 3.25% 8/1/2050		669	448
Kinder Morgan, Inc. 5.45% 8/1/2052		6,191	5,933
Kinetik Holdings, LP 6.625% 12/15/2028[1]		10,245	10,444
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]		5,870	5,374
Magellan Midstream Partners, LP 3.95% 3/1/2050		1,000	766
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]		27	2
Modec Finance BV 7.84% 7/15/2026[6,7]		9,000	9,049
MPLX, LP 2.65% 8/15/2030		651	562
MPLX, LP 4.95% 9/1/2032		34,163	33,451
MPLX, LP 4.70% 4/15/2048		5,900	5,098
MPLX, LP 4.95% 3/14/2052		10,000	8,914
Murphy Oil Corp. 5.875% 12/1/2027		2,567	2,556
MV24 Capital BV 6.748% 6/1/2034		13,095	12,268
Nabors Industries, Inc. 7.375% 5/15/2027[1]		6,230	6,110
Nabors Industries, Inc. 9.125% 1/31/2030[1]		16,395	16,476
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		7,680	7,625
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		33,100	31,819
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.39% 10/30/2028[3,4]		935	925
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		39,765	40,194
NGL Energy Partners, LP 7.50% 4/15/2026		1,695	1,687
Noble Finance II, LLC 8.00% 4/15/2030[1]		2,800	2,916
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		15,385	15,593
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		9,305	9,704
NuStar Logistics, LP 5.75% 10/1/2025		700	696
NuStar Logistics, LP 6.00% 6/1/2026		1,625	1,624
NuStar Logistics, LP 5.625% 4/28/2027		3,600	3,588
Occidental Petroleum Corp. 2.90% 8/15/2024		210	207
Occidental Petroleum Corp. 5.875% 9/1/2025		3,920	3,945
Occidental Petroleum Corp. 8.875% 7/15/2030		5,630	6,595
Occidental Petroleum Corp. 6.625% 9/1/2030		9,153	9,746
Occidental Petroleum Corp. 6.125% 1/1/2031		5,540	5,758
Occidental Petroleum Corp. 6.45% 9/15/2036		3,650	3,867
Occidental Petroleum Corp. 6.20% 3/15/2040		605	625
Occidental Petroleum Corp. 6.60% 3/15/2046		1,255	1,361
Occidental Petroleum Corp. 4.40% 8/15/2049		1,972	1,473
Oleoducto Central SA 4.00% 7/14/2027[1]		5,210	4,846
Oleoducto Central SA 4.00% 7/14/2027		1,250	1,163
ONEOK, Inc. 5.55% 11/1/2026		399	406
ONEOK, Inc. 5.65% 11/1/2028		2,210	2,290
ONEOK, Inc. 5.80% 11/1/2030		3,543	3,686
ONEOK, Inc. 6.05% 9/1/2033		30,518	32,348
ONEOK, Inc. 4.45% 9/1/2049		1,600	1,345
ONEOK, Inc. 4.50% 3/15/2050		2,000	1,678
ONEOK, Inc. 6.625% 9/1/2053		13,555	15,187
Permian Resources Operating, LLC 6.875% 4/1/2027[1]		1,215	1,216

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	USD	4,090	$4,244
Permian Resources Operating, LLC 5.875% 7/1/2029[1]		11,000	10,739
Permian Resources Operating, LLC 9.875% 7/15/2031[1]		10,930	12,158
Permian Resources Operating, LLC 7.00% 1/15/2032[1]		8,165	8,430
Petrobras Global Finance BV 8.75% 5/23/2026		2,500	2,691
Petrobras Global Finance BV 7.375% 1/17/2027		1,600	1,686
Petroleos Mexicanos 6.875% 10/16/2025		6,250	6,153
Petroleos Mexicanos 6.875% 8/4/2026		120	117
Petroleos Mexicanos 6.49% 1/23/2027		6,932	6,509
Petroleos Mexicanos 8.75% 6/2/2029		5,791	5,633
Petroleos Mexicanos 6.70% 2/16/2032		4,796	3,985
Petroleos Mexicanos 6.95% 1/28/2060		5,000	3,299
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		1,474	1,331
Qatar Energy 3.125% 7/12/2041[1]		7,050	5,434
Range Resources Corp. 4.875% 5/15/2025		5,110	5,050
Range Resources Corp. 8.25% 1/15/2029		5,290	5,482
Range Resources Corp. 4.75% 2/15/2030[1]		7,550	6,988
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]		5,395	5,633
Shell International Finance BV 2.75% 4/6/2030		6,441	5,887
Shell International Finance BV 3.25% 4/6/2050		24	18
Shell International Finance BV 3.00% 11/26/2051		15,178	10,825
SM Energy Co. 6.50% 7/15/2028		590	591
Southwestern Energy Co. 5.70% 1/23/2025[2]		2,825	2,816
Southwestern Energy Co. 8.375% 9/15/2028		9,335	9,674
Southwestern Energy Co. 5.375% 3/15/2030		1,975	1,931
Southwestern Energy Co. 4.75% 2/1/2032		2,145	1,987
Suburban Propane Partners, LP 5.00% 6/1/2031[1]		4,980	4,522
Sunoco, LP 6.00% 4/15/2027		5,165	5,180
Sunoco, LP 4.50% 5/15/2029		7,331	6,818
Sunoco, LP 4.50% 4/30/2030		430	399
Superior Plus, LP 4.50% 3/15/2029[1]		4,853	4,504
Targa Resources Partners, LP 6.50% 7/15/2027		415	421
Targa Resources Partners, LP 6.875% 1/15/2029		15	16
Targa Resources Partners, LP 4.875% 2/1/2031		774	753
TotalEnergies Capital International SA 3.127% 5/29/2050		12,551	9,212
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]		5,875	5,967
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		7,970	7,948
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		11,101	11,525
Transocean, Inc. 8.00% 2/1/2027[1]		5,000	4,880
Transocean, Inc. 8.75% 2/15/2030[1]		16,266	17,007
Transocean, Inc. 7.50% 4/15/2031		4,400	3,878
Transocean, Inc. 6.80% 3/15/2038		7,850	6,304
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		5,824	5,800
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		17,220	15,193
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		10,000	10,108
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		6,190	6,196
Vital Energy, Inc. 10.125% 1/15/2028		4,600	4,730
Vital Energy, Inc. 9.75% 10/15/2030		6,930	7,189
Weatherford International, Ltd. 6.50% 9/15/2028[1]		745	772
Western Midstream Operating, LP 3.10% 2/1/2025[2]		2,165	2,108
Western Midstream Operating, LP 4.50% 3/1/2028		7,115	6,891
Western Midstream Operating, LP 4.75% 8/15/2028		3,005	2,936
Western Midstream Operating, LP 4.05% 2/1/2030[2]		22	21
Western Midstream Operating, LP 6.15% 4/1/2033		5,256	5,467
Western Midstream Operating, LP 5.25% 2/1/2050[2]		200	180
Williams Companies, Inc. 2.60% 3/15/2031		9,000	7,700
Williams Companies, Inc. 4.65% 8/15/2032		7,500	7,316
			1,368,557

Consumer discretionary 7.21%
Advance Auto Parts, Inc. 1.75% 10/1/2027		3,295	2,831
Advance Auto Parts, Inc. 5.95% 3/9/2028		1,848	1,840
Advance Auto Parts, Inc. 3.90% 4/15/2030		15,767	14,153
Advance Auto Parts, Inc. 3.50% 3/15/2032		11,524	9,542
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		19,500	16,171
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		12,560	12,322
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		12,760	11,615

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	USD	1,810	$1,477
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		6,232	6,372
Amazon.com, Inc. 1.65% 5/12/2028		7,330	6,604
Amazon.com, Inc. 4.70% 12/1/2032		8,820	9,067
Arcos Dorados BV 6.125% 5/27/2029[1]		2,000	1,998
Arcos Dorados BV 6.125% 5/27/2029		460	460
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027		2,440	2,413
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		13,675	12,673
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		2,325	2,116
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		10,000	9,150
AutoNation, Inc. 3.85% 3/1/2032		8,000	7,114
Bath & Body Works, Inc. 6.625% 10/1/2030[1]		5,470	5,594
Bath & Body Works, Inc. 6.875% 11/1/2035		12,922	13,102
Bath & Body Works, Inc. 6.75% 7/1/2036		7,055	7,109
Boyd Gaming Corp. 4.75% 12/1/2027		11,120	10,719
Boyd Gaming Corp. 4.75% 6/15/2031[1]		3,500	3,216
Boyne USA, Inc. 4.75% 5/15/2029[1]		16,545	15,576
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		655	657
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		6,999	6,322
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		20,610	21,147
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		11,275	11,281
Carnival Corp. 5.75% 3/1/2027[1]		19,000	18,547
Carnival Corp. 4.00% 8/1/2028[1]		3,500	3,256
Carnival Corp. 6.00% 5/1/2029[1]		28,585	27,527
Carnival Corp. 7.00% 8/15/2029[1]		10,920	11,409
Carnival Corp. 10.50% 6/1/2030[1]		6,625	7,251
Cedar Fair, LP 5.50% 5/1/2025[1]		11,900	11,848
Clarios Global, LP 6.75% 5/15/2025[1]		180	182
Clarios Global, LP 6.25% 5/15/2026[1]		140	140
Clarios Global, LP 8.50% 5/15/2027[1]		6,010	6,042
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]		6,230	5,173
Everi Holdings, Inc. 5.00% 7/15/2029[1]		2,310	2,100
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		7,663	6,960
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		8,256	7,258
First Student Bidco, Inc. 4.00% 7/31/2029[1]		15,250	13,239
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.61% 7/21/2028[3,4]		465	463
Ford Motor Co. 6.10% 8/19/2032		22,570	22,762
Ford Motor Co. 4.75% 1/15/2043		10,595	8,758
Ford Motor Co. 5.291% 12/8/2046		14,411	12,713
Ford Motor Credit Co., LLC 5.125% 6/16/2025		2,920	2,885
Ford Motor Credit Co., LLC 6.95% 6/10/2026		2,975	3,054
Ford Motor Credit Co., LLC 4.542% 8/1/2026		305	295
Ford Motor Credit Co., LLC 2.70% 8/10/2026		12,450	11,537
Ford Motor Credit Co., LLC 4.95% 5/28/2027		11,820	11,540
Ford Motor Credit Co., LLC 3.815% 11/2/2027		18,250	17,051
Ford Motor Credit Co., LLC 6.798% 11/7/2028		2,683	2,809
Ford Motor Credit Co., LLC 5.113% 5/3/2029		4,030	3,923
Ford Motor Credit Co., LLC 7.20% 6/10/2030		5,305	5,656
Ford Motor Credit Co., LLC 4.00% 11/13/2030		1,720	1,545
Ford Motor Credit Co., LLC 7.122% 11/7/2033		9,001	9,703
Grand Canyon University 4.375% 10/1/2026		6,750	6,514
Hanesbrands, Inc. 4.875% 5/15/2026[1]		425	410
Hanesbrands, Inc. 9.00% 2/15/2031[1]		37,109	36,398
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 3/8/2030[3,4]		11,742	11,742
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		3,460	3,357
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		11,905	10,917
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		470	434
Home Depot, Inc. 2.70% 4/15/2030		50	46
Home Depot, Inc. 1.375% 3/15/2031		7,750	6,335
Home Depot, Inc. 3.25% 4/15/2032		14,682	13,564
Home Depot, Inc. 3.125% 12/15/2049		135	100
Hyundai Capital America 1.50% 6/15/2026[1]		2,643	2,415
Hyundai Capital America 6.50% 1/16/2029[1]		423	447
International Game Technology PLC 6.50% 2/15/2025[1]		200	200
International Game Technology PLC 4.125% 4/15/2026[1]		565	549

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
International Game Technology PLC 5.25% 1/15/2029[1]	USD	17,445	$17,093
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		12,243	11,388
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]		16,405	17,139
Levi Strauss & Co. 3.50% 3/1/2031[1]		9,775	8,474
Light and Wonder International, Inc. 7.00% 5/15/2028[1]		5,555	5,616
Light and Wonder International, Inc. 7.25% 11/15/2029[1]		7,580	7,769
Light and Wonder International, Inc. 7.50% 9/1/2031[1]		5,365	5,600
Lithia Motors, Inc. 3.875% 6/1/2029[1]		5,345	4,833
Lithia Motors, Inc. 4.375% 1/15/2031[1]		250	228
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]		960	910
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		12,570	11,091
McDonald’s Corp. 3.60% 7/1/2030		1,084	1,029
McDonald’s Corp. 5.15% 9/9/2052		3,605	3,668
MercadoLibre, Inc. 2.375% 1/14/2026		1,200	1,121
MercadoLibre, Inc. 3.125% 1/14/2031		3,525	3,022
Merlin Entertainments PLC 5.75% 6/15/2026[1]		200	198
MGM Resorts International 5.75% 6/15/2025		4,050	4,037
MGM Resorts International 5.50% 4/15/2027		53	53
NCL Corp., Ltd. 5.875% 3/15/2026[1]		1,250	1,222
NCL Corp., Ltd. 5.875% 2/15/2027[1]		2,280	2,262
NCL Corp., Ltd. 7.75% 2/15/2029[1]		2,925	2,945
NCL Finance, Ltd. 6.125% 3/15/2028[1]		2,500	2,395
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		8,120	7,809
Party City Holdings, Inc. 0% 10/12/2028[6]		50	—8
Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[1,9]		6,887	6,728
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]		2,390	1,914
QVC, Inc. 4.85% 4/1/2024		1,140	1,129
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		9,690	10,081
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		12,260	11,849
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		11,780	10,869
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		14,800	14,621
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		20,090	21,362
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		770	829
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		3,784	3,954
Sally Holdings, LLC 5.625% 12/1/2025		2,510	2,512
Sands China, Ltd. 4.625% 6/18/2030		6,700	6,105
Sands China, Ltd. 3.50% 8/8/2031		8,852	7,426
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		7,930	7,507
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.914% 4/4/2029[3,4]		8,947	8,957
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		19,340	17,624
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		26,185	23,369
Studio City Finance, Ltd. 5.00% 1/15/2029		3,540	2,979
Tapestry, Inc. 7.85% 11/27/2033		8,782	9,373
Toyota Motor Credit Corp. 1.90% 1/13/2027		9,470	8,814
Universal Entertainment Corp. 8.75% 12/11/2024[1]		13,943	15,009
Vail Resorts, Inc. 6.25% 5/15/2025[1]		9,932	9,892
Valvoline, Inc. 4.25% 2/15/2030[1]		5,960	5,918
Valvoline, Inc. 3.625% 6/15/2031[1]		9,015	7,710
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		22,715	21,884
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		13,385	12,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		17,300	16,347
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		18,104	18,875
			957,759

Health care 6.59%
AbbVie, Inc. 3.20% 11/21/2029		8,050	7,529
AbbVie, Inc. 4.05% 11/21/2039		1,500	1,355
AbbVie, Inc. 4.25% 11/21/2049		325	290
AdaptHealth, LLC 6.125% 8/1/2028[1]		3,875	3,349
AdaptHealth, LLC 4.625% 8/1/2029[1]		11,155	8,623
AdaptHealth, LLC 5.125% 3/1/2030[1]		11,664	9,114
Amgen, Inc. 5.15% 3/2/2028		21,120	21,630
Amgen, Inc. 5.25% 3/2/2030		29,132	29,961
Amgen, Inc. 4.20% 3/1/2033		14,000	13,326
Amgen, Inc. 5.25% 3/2/2033		18,651	19,128
Amgen, Inc. 5.60% 3/2/2043		3,740	3,867

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 3.00% 1/15/2052	USD	100	$70
Amgen, Inc. 4.875% 3/1/2053		5,675	5,309
Amgen, Inc. 5.65% 3/2/2053		12,803	13,480
Amgen, Inc. 5.75% 3/2/2063		21,310	22,384
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,266	4,715
AstraZeneca Finance, LLC 4.90% 3/3/2030		9,240	9,517
AstraZeneca PLC 1.375% 8/6/2030		56	47
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		3,125	2,839
Avantor Funding, Inc. 4.625% 7/15/2028[1]		5,615	5,431
Avantor Funding, Inc. 3.875% 11/1/2029[1]		11,375	10,341
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		2,930	2,684
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		8,000	4,400
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		14,460	13,241
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		2,430	2,273
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		200	129
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		14,000	6,090
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,220	564
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		18,304	7,994
Baxter International, Inc. 1.915% 2/1/2027		2,150	1,971
Baxter International, Inc. 2.272% 12/1/2028		11,125	9,965
Baxter International, Inc. 2.539% 2/1/2032		27,032	22,679
Baxter International, Inc. 3.132% 12/1/2051		8,657	5,961
Bayer US Finance, LLC 6.50% 11/21/2033[1]		26,670	27,580
Bayer US Finance, LLC 6.875% 11/21/2053[1]		5,952	6,345
Boston Scientific Corp. 2.65% 6/1/2030		4,484	4,006
Bristol-Myers Squibb Co. 6.25% 11/15/2053		3,690	4,226
Bristol-Myers Squibb Co. 6.40% 11/15/2063		3,370	3,908
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		4,785	4,628
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		7,225	6,331
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		5,041	4,391
Catalent Pharma Solutions, Inc., Term Loan B4, (1-month USD CME Term SOFR + 3.50%) 8.36% 2/22/2028[3,4]		3,485	3,481
Cencora, Inc. 2.80% 5/15/2030		2,607	2,339
Cencora, Inc. 2.70% 3/15/2031		2,423	2,126
Centene Corp. 2.45% 7/15/2028		24,620	21,945
Centene Corp. 4.625% 12/15/2029		30,621	29,396
Centene Corp. 3.375% 2/15/2030		644	579
Centene Corp. 3.00% 10/15/2030		610	529
Centene Corp. 2.50% 3/1/2031		5,104	4,259
Centene Corp. 2.625% 8/1/2031		4,440	3,689
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		3,618	3,447
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		5,730	5,254
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]		2,340	2,117
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		12,740	11,854
CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]		1,200	776
CVS Health Corp. 1.75% 8/21/2030		3,625	2,996
CVS Health Corp. 5.25% 2/21/2033		13,264	13,564
CVS Health Corp. 5.30% 6/1/2033		12,000	12,320
CVS Health Corp. 5.625% 2/21/2053		2,470	2,507
CVS Health Corp. 5.875% 6/1/2053		4,934	5,196
CVS Health Corp. 6.00% 6/1/2063		2,344	2,490
Eli Lilly and Co. 4.70% 2/27/2033		9,492	9,738
Eli Lilly and Co. 4.95% 2/27/2063		865	897
Encompass Health Corp. 4.50% 2/1/2028		3,442	3,296
Encompass Health Corp. 4.75% 2/1/2030		3,490	3,290
Endo DAC 9.50% 7/31/2027[1,5]		705	50
Endo DAC 6.00% 6/30/2028[1,5]		1,250	89
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]		3,610	2,314
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		6,790	6,982
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 7/1/2030[3,4]		1,587	1,587
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		2,710	2,848
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		2,140	2,284
Gilead Sciences, Inc. 5.25% 10/15/2033		7,361	7,676
Gilead Sciences, Inc. 2.80% 10/1/2050		225	155
Grifols SA 4.75% 10/15/2028[1]		4,380	3,977
HCA, Inc. 5.375% 9/1/2026		425	427

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
HCA, Inc. 5.625% 9/1/2028	USD	4,360	$4,465
HCA, Inc. 5.875% 2/1/2029		2,870	2,965
HCA, Inc. 2.375% 7/15/2031		10,953	9,032
IQVIA, Inc. 5.00% 10/15/2026[1]		8,105	8,033
IQVIA, Inc. 6.50% 5/15/2030[1]		4,305	4,418
Kaiser Foundation Hospitals 2.81% 6/1/2041		355	266
Mass General Brigham, Inc. 3.192% 7/1/2049		42	31
Medline Borrower, LP 3.875% 4/1/2029[1]		1,560	1,412
Medline Borrower, LP 5.25% 10/1/2029[1]		16,310	15,395
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.47% 10/23/2028[3,4]		2,663	2,676
Merck & Co., Inc. 5.00% 5/17/2053		2,180	2,243
Merck & Co., Inc. 5.15% 5/17/2063		3,990	4,165
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		5,681	5,379
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		10,000	9,000
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		33,930	29,686
Option Care Health, Inc. 4.375% 10/31/2029[1]		3,560	3,222
Owens & Minor, Inc. 6.625% 4/1/2030[1]		13,929	13,317
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		4,600	2,949
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		383	383
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		23,308	23,369
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		10,000	9,970
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		3,462	3,537
Radiology Partners, Inc. 9.25% 2/1/2028[1]		12,830	6,594
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[3,4]		6,401	5,179
Rede D’Or Finance SARL 4.95% 1/17/2028		590	560
Rede D’Or Finance SARL 4.50% 1/22/2030		2,590	2,348
Roche Holdings, Inc. 2.076% 12/13/2031[1]		4,231	3,564
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		22,455	17,991
Select Medical Corp. 6.25% 8/15/2026[1]		6,196	6,231
Summa Health 3.511% 11/15/2051		1,325	952
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		3,802	3,850
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.633% 3/2/2027[3,4]		793	608
Tenet Healthcare Corp. 4.875% 1/1/2026		4,440	4,393
Tenet Healthcare Corp. 6.25% 2/1/2027		440	442
Tenet Healthcare Corp. 6.125% 10/1/2028		7,730	7,715
Tenet Healthcare Corp. 4.25% 6/1/2029		1,870	1,743
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		8,780	8,985
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		943	941
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		12,752	11,816
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		21,075	20,206
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		28,260	28,910
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		29,085	27,809
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		8,340	8,999
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		14,281	15,592
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		12,000	8,140
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033		3,932	4,100
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034		3,557	3,726
UnitedHealth Group, Inc. 2.90% 5/15/2050		10,868	7,612
UnitedHealth Group, Inc. 3.25% 5/15/2051		221	168
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,210	1,164
UnitedHealth Group, Inc. 4.95% 5/15/2062		159	157
UnitedHealth Group, Inc. 6.05% 2/15/2063		124	143
			874,696

Industrials 6.15%
ADT Security Corp. 4.125% 8/1/2029[1]		2,230	2,055
American Airlines, Inc. 8.50% 5/15/2029[1]		7,800	8,242
Aramark Services, Inc. 5.00% 4/1/2025[1]		2,600	2,582
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		8,859	8,759
Atkore, Inc. 4.25% 6/1/2031[1]		5,750	5,139
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.22% 9/22/2028[3,4]		3,920	3,921
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]		1,090	1,005
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		2,130	1,973

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
BOC Aviation, Ltd. 3.00% 9/11/2029	USD	2,579	$2,321
BOC Aviation, Ltd. 2.625% 9/17/2030		1,121	968
Boeing Co. 2.75% 2/1/2026		500	479
Boeing Co. 2.196% 2/4/2026		25	24
Boeing Co. 3.25% 2/1/2028		1,078	1,023
Boeing Co. 5.15% 5/1/2030		57,246	58,309
Boeing Co. 3.625% 2/1/2031		4,004	3,721
Boeing Co. 3.50% 3/1/2039		7,463	5,943
Boeing Co. 5.705% 5/1/2040		5,363	5,551
Boeing Co. 5.93% 5/1/2060		10,000	10,373
Bombardier, Inc. 7.125% 6/15/2026[1]		10,143	10,105
Bombardier, Inc. 7.875% 4/15/2027[1]		15,939	15,957
Bombardier, Inc. 6.00% 2/15/2028[1]		13,400	13,071
Bombardier, Inc. 7.50% 2/1/2029[1]		15,279	15,545
Bombardier, Inc. 8.75% 11/15/2030[1]		12,600	13,431
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050		750	605
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		479	364
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		3,710	2,596
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054		9,990	10,409
BWX Technologies, Inc. 4.125% 6/30/2028[1]		8,135	7,552
BWX Technologies, Inc. 4.125% 4/15/2029[1]		3,415	3,120
Canadian National Railway Co. 6.125% 11/1/2053		1,276	1,526
Canadian Pacific Railway Co. 1.75% 12/2/2026		435	401
Canadian Pacific Railway Co. 3.10% 12/2/2051		23,487	16,990
Carrier Global Corp. 2.722% 2/15/2030		2,737	2,450
Carrier Global Corp. 2.70% 2/15/2031		2,737	2,393
Carrier Global Corp. 5.90% 3/15/2034[1]		14,373	15,552
Carrier Global Corp. 3.577% 4/5/2050		2,632	2,061
Carrier Global Corp. 6.20% 3/15/2054[1]		15,100	17,473
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		4,000	3,775
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		5,600	5,261
Clean Harbors, Inc. 6.375% 2/1/2031[1]		5,635	5,729
CoreLogic, Inc. 4.50% 5/1/2028[1]		10,500	9,208
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.97% 6/2/2028[3,4]		9,120	8,903
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.97% 6/4/2029[3,4]		4,225	3,805
Cornerstone Building Brands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 8.712% 4/12/2028[3,4]		143	143
Covanta Holding Corp. 4.875% 12/1/2029[1]		9,366	8,194
CSX Corp. 4.10% 11/15/2032		4,479	4,358
CSX Corp. 5.20% 11/15/2033		3,166	3,303
CSX Corp. 4.50% 3/15/2049		25	23
CSX Corp. 2.50% 5/15/2051		4,765	3,081
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]		14,963	13,974
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]		400	332
Enviri Corp. 5.75% 7/31/2027[1]		5,874	5,481
General Dynamics Corp. 1.15% 6/1/2026		4,600	4,255
General Dynamics Corp. 3.625% 4/1/2030		5,230	5,026
Hidrovias International Finance SARL 4.95% 2/8/2031		4,800	3,800
Howmet Aerospace, Inc. 6.875% 5/1/2025		1,085	1,100
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033		4,040	4,787
Icahn Enterprises, LP 4.75% 9/15/2024		9,226	9,176
Icahn Enterprises, LP 6.375% 12/15/2025		7,554	7,423
Icahn Enterprises, LP 6.25% 5/15/2026		6,414	6,125
Icahn Enterprises, LP 9.75% 1/15/2029[1]		11,715	11,966
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]		4,043	4,004
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		3,554	3,520
Lockheed Martin Corp. 1.85% 6/15/2030		2,497	2,142
Lockheed Martin Corp. 3.90% 6/15/2032		2,230	2,152
Lockheed Martin Corp. 5.25% 1/15/2033		6,770	7,185
Mexico City Airport Trust 4.25% 10/31/2026		5,400	5,212
Mexico City Airport Trust 3.875% 4/30/2028		5,000	4,698
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		9,279	9,312
Moog, Inc. 4.25% 12/9/2027[1]		7,691	7,270
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		1,200	1,095
Norfolk Southern Corp. 5.05% 8/1/2030		2,788	2,857

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Norfolk Southern Corp. 4.45% 3/1/2033	USD	1,343	$1,326
Norfolk Southern Corp. 5.35% 8/1/2054		19,390	20,180
Northrop Grumman Corp. 4.70% 3/15/2033		16,114	16,261
PGT Innovations, Inc. 4.375% 10/1/2029[1]		5,650	5,636
PM General Purchaser, LLC 9.50% 10/1/2028[1]		9,390	9,532
Regal Rexnord Corp. 6.30% 2/15/2030[1]		20,000	20,536
Regal Rexnord Corp. 6.40% 4/15/2033[1]		20,000	20,862
Republic Services, Inc. 1.45% 2/15/2031		6,195	5,029
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		8,690	8,958
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		13,720	14,644
RTX Corp. 5.15% 2/27/2033		7,000	7,137
RTX Corp. 6.10% 3/15/2034		10,532	11,434
RTX Corp. 6.40% 3/15/2054		5,301	6,141
Sensata Technologies BV 4.00% 4/15/2029[1]		13,995	13,021
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		150	132
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		770	758
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.166% 10/20/2027[3,4]		600	615
Spirit AeroSystems, Inc. 4.60% 6/15/2028		25,090	22,221
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		15,049	16,487
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]		9,565	10,294
SRS Distribution, Inc. 4.625% 7/1/2028[1]		744	707
SRS Distribution, Inc. 6.125% 7/1/2029[1]		470	446
Stericycle, Inc. 3.875% 1/15/2029[1]		11,010	10,000
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]		8,135	8,001
TransDigm, Inc. 6.25% 3/15/2026[1]		5,680	5,676
TransDigm, Inc. 7.50% 3/15/2027		590	593
TransDigm, Inc. 5.50% 11/15/2027		3,400	3,334
TransDigm, Inc. 6.75% 8/15/2028[1]		9,080	9,301
TransDigm, Inc. 4.625% 1/15/2029		12,015	11,288
TransDigm, Inc. 4.875% 5/1/2029		1,990	1,862
Triumph Group, Inc. 9.00% 3/15/2028[1]		30,658	32,638
Uber Technologies, Inc. 8.00% 11/1/2026[1]		13,360	13,617
Union Pacific Corp. 2.80% 2/14/2032		13,200	11,717
Union Pacific Corp. 4.30% 3/1/2049		75	66
Union Pacific Corp. 3.25% 2/5/2050		13	10
Union Pacific Corp. 2.95% 3/10/2052		8,965	6,366
United Airlines, Inc. 4.375% 4/15/2026[1]		1,620	1,580
United Airlines, Inc. 4.625% 4/15/2029[1]		1,315	1,231
United Rentals (North America), Inc. 5.25% 1/15/2030		5,300	5,225
United Rentals (North America), Inc. 3.75% 1/15/2032		4,600	4,075
Waste Management, Inc. 4.625% 2/15/2030		10,000	10,120
Waste Management, Inc. 4.625% 2/15/2033		5,500	5,521
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		1,975	1,991
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		6,985	7,184
			816,417

Communication services 5.73%
Altice France Holding SA 10.50% 5/15/2027[1]		1,520	986
Altice France SA 5.125% 7/15/2029[1]		5,813	4,530
América Móvil, SAB de CV 4.70% 7/21/2032		10,000	9,837
AT&T, Inc. 2.25% 2/1/2032		500	414
AT&T, Inc. 2.55% 12/1/2033		386	315
AT&T, Inc. 3.50% 9/15/2053		1,770	1,286
AT&T, Inc. 3.55% 9/15/2055		17,245	12,411
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050		6,300	4,358
CCO Holdings, LLC 5.00% 2/1/2028[1]		4,885	4,678
CCO Holdings, LLC 6.375% 9/1/2029[1]		8,275	8,172
CCO Holdings, LLC 4.75% 3/1/2030[1]		14,300	13,087
CCO Holdings, LLC 4.50% 8/15/2030[1]		7,111	6,420
CCO Holdings, LLC 4.25% 2/1/2031[1]		9,700	8,490
CCO Holdings, LLC 4.75% 2/1/2032[1]		8,000	7,065
CCO Holdings, LLC 4.50% 5/1/2032		2,445	2,097
CCO Holdings, LLC 4.50% 6/1/2033[1]		26,420	22,389
CCO Holdings, LLC 4.25% 1/15/2034[1]		10,500	8,547
Charter Communications Operating, LLC 2.30% 2/1/2032		6,600	5,257
Charter Communications Operating, LLC 4.40% 4/1/2033		11,365	10,499

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Charter Communications Operating, LLC 3.70% 4/1/2051	USD	47,750	$31,106
Charter Communications Operating, LLC 3.90% 6/1/2052		710	478
Charter Communications Operating, LLC 5.25% 4/1/2053		17,080	14,328
Comcast Corp. 2.65% 2/1/2030		200	180
Comcast Corp. 1.50% 2/15/2031		1,537	1,260
Comcast Corp. 4.80% 5/15/2033		16,887	17,105
Comcast Corp. 3.75% 4/1/2040		15	13
Comcast Corp. 2.887% 11/1/2051		1,555	1,053
Comcast Corp. 5.35% 5/15/2053		14,425	14,934
Connect Finco SARL 6.75% 10/1/2026[1]		12,180	12,118
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		1,400	1,150
Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]		3,175	167
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		12,385	11,647
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.65% 8/2/2027[3,4]		3,805	3,819
DISH DBS Corp. 5.875% 11/15/2024		25,500	23,933
DISH DBS Corp. 7.75% 7/1/2026		5,975	4,168
DISH Network Corp. 11.75% 11/15/2027[1]		20,200	21,102
Embarq Corp. 7.995% 6/1/2036		1,905	1,193
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		20,842	18,659
Frontier Communications Holdings, LLC 5.875% 11/1/2029		11,709	9,907
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		20,795	15,713
Gray Television, Inc. 5.875% 7/15/2026[1]		12,400	12,073
Gray Television, Inc. 4.75% 10/15/2030[1]		7,680	5,790
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		620	493
Lamar Media Corp. 4.875% 1/15/2029		4,530	4,388
Lamar Media Corp. 4.00% 2/15/2030		5,930	5,441
Lamar Media Corp. 3.625% 1/15/2031		7,090	6,306
Ligado Networks, LLC 15.50% PIK 11/11/2023[1,5,9]		2,000	383
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		4,010	3,848
Meta Platforms, Inc. 3.85% 8/15/2032		47,000	44,722
Meta Platforms, Inc. 4.45% 8/15/2052		40,000	36,781
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		8,145	7,501
Netflix, Inc. 4.875% 4/15/2028		18,169	18,424
Netflix, Inc. 5.875% 11/15/2028		1,725	1,820
Netflix, Inc. 5.375% 11/15/2029[1]		9,099	9,410
Netflix, Inc. 4.875% 6/15/2030[1]		2,309	2,340
News Corp. 3.875% 5/15/2029[1]		17,947	16,520
Nexstar Media, Inc. 4.75% 11/1/2028[1]		17,880	16,490
PLDT, Inc. 2.50% 1/23/2031		5,500	4,588
SBA Tower Trust 1.631% 11/15/2026[1]		4,000	3,576
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		1,500	1,328
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		2,310	2,172
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		10,305	9,537
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		9,930	8,861
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		31,215	26,743
Tencent Holdings, Ltd. 3.975% 4/11/2029		2,400	2,285
Tencent Holdings, Ltd. 3.68% 4/22/2041		1,675	1,319
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]		12,134	8,102
Tencent Holdings, Ltd. 3.24% 6/3/2050		6,356	4,244
Tencent Holdings, Ltd. 3.84% 4/22/2051		19,566	14,638
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]		2,977	2,227
T-Mobile USA, Inc. 3.875% 4/15/2030		300	285
T-Mobile USA, Inc. 2.55% 2/15/2031		23,268	20,052
T-Mobile USA, Inc. 5.05% 7/15/2033		4,423	4,459
T-Mobile USA, Inc. 5.75% 1/15/2034		1,735	1,841
T-Mobile USA, Inc. 3.40% 10/15/2052		1,160	846
T-Mobile USA, Inc. 6.00% 6/15/2054		706	775
Univision Communications, Inc. 5.125% 2/15/2025[1]		176	175
Univision Communications, Inc. 8.00% 8/15/2028[1]		4,620	4,769
Univision Communications, Inc. 4.50% 5/1/2029[1]		53,169	47,500
Univision Communications, Inc. 7.375% 6/30/2030[1]		19,796	19,762
UPC Broadband Finco BV 4.875% 7/15/2031[1]		5,460	4,812
Verizon Communications, Inc. 1.75% 1/20/2031		17,784	14,635
Verizon Communications, Inc. 2.55% 3/21/2031		853	736
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		765	682
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		610	533

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
VZ Secured Financing BV 5.00% 1/15/2032[1]	USD	4,820	$4,121
WMG Acquisition Corp. 3.75% 12/1/2029[1]		4,090	3,729
WMG Acquisition Corp. 3.875% 7/15/2030[1]		9,610	8,705
WMG Acquisition Corp. 3.00% 2/15/2031[1]		2,410	2,068
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		780	653
Ziggo BV 4.875% 1/15/2030[1]		1,850	1,652
			760,011

Materials 4.83%
Alpek, SAB de CV 3.25% 2/25/2031		5,300	4,545
Alpek, SAB de CV 3.25% 2/25/2031[1]		1,100	943
Anglo American Capital PLC 2.625% 9/10/2030[1]		5,960	5,075
Anglo American Capital PLC 2.875% 3/17/2031[1]		561	477
Anglo American Capital PLC 3.95% 9/10/2050[1]		206	157
ArcelorMittal SA 4.25% 7/16/2029		722	704
ARD Finance SA 6.50% Cash 6/30/2027[1,9]		7,753	3,631
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]		19,300	16,361
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]		440	428
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]		6,000	4,668
Aris Mining Corp. 6.875% 8/9/2026[1]		1,860	1,617
ATI, Inc. 4.875% 10/1/2029		12,345	11,523
ATI, Inc. 7.25% 8/15/2030		4,275	4,453
ATI, Inc. 5.125% 10/1/2031		6,210	5,770
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]		4,175	4,384
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		11,005	10,705
Ball Corp. 6.875% 3/15/2028		16,575	17,231
Ball Corp. 6.00% 6/15/2029		6,250	6,390
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		3,102	3,174
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		16,111	16,715
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		9,760	10,659
Braskem Idesa SAPI 7.45% 11/15/2029		4,900	3,085
Braskem Idesa SAPI 7.45% 11/15/2029[1]		2,150	1,354
Braskem Idesa SAPI 6.99% 2/20/2032		29,775	17,458
Braskem Idesa SAPI 6.99% 2/20/2032[1]		5,880	3,448
Braskem Netherlands Finance BV 4.50% 1/10/2028		8,742	7,162
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]		1,170	910
Braskem Netherlands Finance BV 4.50% 1/31/2030		850	661
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]		9,551	8,894
Braskem Netherlands Finance BV 8.50% 1/12/2031		5,258	4,897
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]		9,535	8,039
Braskem Netherlands Finance BV 7.25% 2/13/2033		8,200	6,914
Braskem Netherlands Finance BV 5.875% 1/31/2050[1]		400	278
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		12,535	10,759
Celanese US Holdings, LLC 6.35% 11/15/2028		10,129	10,632
Celanese US Holdings, LLC 6.55% 11/15/2030		6,903	7,306
Celanese US Holdings, LLC 6.379% 7/15/2032		15,286	16,172
Celanese US Holdings, LLC 6.70% 11/15/2033		9,028	9,797
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		4,320	4,341
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		630	628
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		405	376
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		387	350
CSN Resources SA 8.875% 12/5/2030[1]		14,500	15,124
CVR Partners, LP 6.125% 6/15/2028[1]		4,770	4,456
EIDP, Inc. 4.80% 5/15/2033		17,576	17,774
Element Solutions, Inc. 3.875% 9/1/2028[1]		11,735	10,815
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		3,485	3,124
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		23,683	20,160
Freeport-McMoRan, Inc. 4.25% 3/1/2030		153	144
Freeport-McMoRan, Inc. 5.45% 3/15/2043		183	178
Fresnillo PLC 4.25% 10/2/2050[1]		1,100	842
FXI Holdings, Inc. 12.25% 11/15/2026[1]		24,788	22,124
FXI Holdings, Inc. 12.25% 11/15/2026[1]		7,050	6,327
GC Treasury Center Co., Ltd. 4.40% 3/30/2032		11,500	10,511
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]		1,600	1,462
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		21,725	14,874
LABL, Inc. 6.75% 7/15/2026[1]		430	419
LABL, Inc. 10.50% 7/15/2027[1]		280	269

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
LABL, Inc. 5.875% 11/1/2028[1]	USD	1,540	$1,398
LABL, Inc. 9.50% 11/1/2028[1]		6,555	6,629
Linde, Inc. 2.00% 8/10/2050		18	11
LSB Industries, Inc. 6.25% 10/15/2028[1]		18,780	17,838
LYB International Finance III, LLC 3.625% 4/1/2051		1,091	796
Methanex Corp. 5.125% 10/15/2027		2,650	2,591
Methanex Corp. 5.25% 12/15/2029		760	732
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		2,950	3,001
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		2,000	2,053
Mineral Resources, Ltd. 9.25% 10/1/2028[1]		16,440	17,509
NOVA Chemicals Corp. 5.25% 6/1/2027[1]		3,100	2,910
NOVA Chemicals Corp. 8.50% 11/15/2028[1]		6,710	7,045
NOVA Chemicals Corp. 4.25% 5/15/2029[1]		8,795	7,416
Novelis Corp. 3.25% 11/15/2026[1]		1,190	1,121
Novelis Corp. 4.75% 1/30/2030[1]		6,326	5,959
Novelis Corp. 3.875% 8/15/2031[1]		7,021	6,197
OCI NV 6.70% 3/16/2033[1]		22,616	23,118
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		12,000	12,752
Sasol Financing USA, LLC 8.75% 5/3/2029[1]		22,000	22,469
Sasol Financing USA, LLC 5.50% 3/18/2031		10,300	8,687
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		9,870	9,244
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		13,505	12,621
Scotts Miracle-Gro Co. 4.50% 10/15/2029		3,013	2,681
Scotts Miracle-Gro Co. 4.375% 2/1/2032		5,990	5,069
Sealed Air Corp. 4.00% 12/1/2027[1]		11,364	10,677
Sealed Air Corp. 6.125% 2/1/2028[1]		22,390	22,597
South32 Treasury, Ltd. 4.35% 4/14/2032[1]		1,608	1,451
Summit Materials, LLC 6.50% 3/15/2027[1]		270	270
Summit Materials, LLC 5.25% 1/15/2029[1]		9,355	9,060
Summit Materials, LLC 7.25% 1/15/2031[1]		7,293	7,689
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		1,495	1,468
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		11,128	10,924
Tronox, Inc. 4.625% 3/15/2029[1]		8,675	7,690
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.43% Cash 10/10/2028[3,4,9]		1,704	1,701
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		6,262	6,239
			641,287

Utilities 4.62%
Aegea Finance SARL 9.00% 1/20/2031[1]		12,045	12,811
AEP Transmission Co., LLC 2.75% 8/15/2051		2,476	1,609
AES Panama Generation Holdings SRL 4.375% 5/31/2030		3,823	3,217
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]		859	723
Alabama Power Co. 3.94% 9/1/2032		14,076	13,433
Alabama Power Co. 5.85% 11/15/2033		3,100	3,335
Alfa Desarrollo SpA 4.55% 9/27/2051[1]		7,100	5,550
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]		2,125	1,867
American Electric Power Co., Inc. 1.00% 11/1/2025		25	23
Calpine Corp. 5.125% 3/15/2028[1]		1,070	1,027
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050		15,735	11,009
CenterPoint Energy Houston Electric, LLC 3.35% 4/1/2051		7,907	6,015
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052		432	343
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]		205	195
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		175	145
Consorcio Transmantaro SA 4.70% 4/16/2034		1,000	948
Consumers Energy Co. 3.80% 11/15/2028		2,000	1,930
Consumers Energy Co. 3.60% 8/15/2032		7,969	7,392
Consumers Energy Co. 4.625% 5/15/2033		16,690	16,673
DPL, Inc. 4.125% 7/1/2025		7,600	7,416
DTE Electric Co. 2.625% 3/1/2031		5,082	4,452
DTE Electric Co. 3.65% 3/1/2052		2,100	1,662
Duke Energy Carolinas, LLC 2.45% 8/15/2029		11,006	9,795
Duke Energy Carolinas, LLC 5.35% 1/15/2053		4,980	5,113
Duke Energy Corp. 5.75% 9/15/2033		8,000	8,470
Duke Energy Corp. 3.50% 6/15/2051		1,025	755
Duke Energy Corp. 6.10% 9/15/2053		4,000	4,344
Duke Energy Florida, LLC 1.75% 6/15/2030		74	62

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Florida, LLC 5.95% 11/15/2052	USD	2,025	$2,220
Duke Energy Progress, LLC 2.00% 8/15/2031		2,925	2,418
Duke Energy Progress, LLC 2.50% 8/15/2050		1,099	692
Edison International 4.125% 3/15/2028		9,939	9,609
Edison International 6.95% 11/15/2029		4,000	4,345
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]		4,000	3,734
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]		14,000	15,665
Emera US Finance, LP 2.639% 6/15/2031		3,395	2,789
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]		500	427
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		200	171
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]		950	778
Enfragen Energia Sur SA 5.375% 12/30/2030		6,300	4,927
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]		3,670	3,444
Entergy Corp. 2.40% 6/15/2031		6,150	5,152
Entergy Louisiana, LLC 2.35% 6/15/2032		10,000	8,324
Entergy Louisiana, LLC 2.90% 3/15/2051		1,230	822
FirstEnergy Corp. 2.65% 3/1/2030		33,135	28,665
FirstEnergy Corp. 2.25% 9/1/2030		3,743	3,157
FirstEnergy Corp. 3.40% 3/1/2050		5,049	3,565
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]		23,954	23,585
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		2,961	2,688
Florida Power & Light Co. 5.05% 4/1/2028		3,275	3,350
Florida Power & Light Co. 5.10% 4/1/2033		3,261	3,368
Georgia Power Co. 4.95% 5/17/2033		12,475	12,585
Instituto Costarricense de Electricidad 6.75% 10/7/2031		4,900	4,947
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]		350	331
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]		50	49
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]		4,202	3,551
Light Servicos de Eletricidade SA 4.375% 6/18/2026[5]		9,800	4,574
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]		834	806
Minejesa Capital BV 4.625% 8/10/2030		4,000	3,805
Monongahela Power Co. 3.55% 5/15/2027[1]		1,775	1,701
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028		2,185	2,286
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		3,993	3,418
Northern States Power Co. 2.60% 6/1/2051		2,870	1,882
Northern States Power Co. 3.20% 4/1/2052		1,732	1,285
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		1,875	1,859
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[1]		3,575	3,811
Oncor Electric Delivery Co., LLC 3.10% 9/15/2049		3,256	2,333
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		5,004	3,308
Pacific Gas and Electric Co. 2.95% 3/1/2026		258	245
Pacific Gas and Electric Co. 2.10% 8/1/2027		17,728	15,990
Pacific Gas and Electric Co. 3.00% 6/15/2028		1,124	1,025
Pacific Gas and Electric Co. 4.65% 8/1/2028		125	120
Pacific Gas and Electric Co. 4.55% 7/1/2030		18,419	17,559
Pacific Gas and Electric Co. 2.50% 2/1/2031		16,588	13,699
Pacific Gas and Electric Co. 3.25% 6/1/2031		7,842	6,799
Pacific Gas and Electric Co. 5.90% 6/15/2032		10,200	10,383
Pacific Gas and Electric Co. 6.15% 1/15/2033		1,888	1,959
Pacific Gas and Electric Co. 6.40% 6/15/2033		17,580	18,515
Pacific Gas and Electric Co. 3.30% 8/1/2040		920	675
Pacific Gas and Electric Co. 4.95% 7/1/2050		1,264	1,082
Pacific Gas and Electric Co. 3.50% 8/1/2050		12,683	8,783
Pacific Gas and Electric Co. 6.75% 1/15/2053		1,700	1,854
PacifiCorp 4.15% 2/15/2050		3,600	2,922
PacifiCorp 3.30% 3/15/2051		2,075	1,442
PacifiCorp 2.90% 6/15/2052		774	499
PacifiCorp 5.35% 12/1/2053		15,509	14,941
PacifiCorp 5.50% 5/15/2054		6,756	6,644
PG&E Corp. 5.00% 7/1/2028		1,610	1,567
PG&E Corp. 5.25% 7/1/2030		21,900	21,149
Public Service Company of Colorado 1.90% 1/15/2031		2,829	2,352
Public Service Company of Colorado 1.875% 6/15/2031		6,542	5,390
Public Service Company of Colorado 4.10% 6/15/2048		400	326
Public Service Company of Colorado 3.20% 3/1/2050		900	647

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Company of Colorado 2.70% 1/15/2051	USD	1,025	$646
Public Service Company of Colorado 5.25% 4/1/2053		3,576	3,569
Public Service Electric and Gas Co. 3.20% 5/15/2029		2,231	2,084
Public Service Electric and Gas Co. 5.20% 8/1/2033		3,319	3,447
Southern California Edison Co. 0.975% 8/1/2024		2,240	2,182
Southern California Edison Co. 4.70% 6/1/2027		16,176	16,282
Southern California Edison Co. 3.65% 3/1/2028		209	201
Southern California Edison Co. 5.65% 10/1/2028		6,645	6,932
Southern California Edison Co. 4.20% 3/1/2029		3,200	3,140
Southern California Edison Co. 2.85% 8/1/2029		1,300	1,186
Southern California Edison Co. 2.50% 6/1/2031		10,829	9,286
Southern California Edison Co. 2.75% 2/1/2032		3,400	2,928
Southern California Edison Co. 3.60% 2/1/2045		2,643	2,058
Southern California Edison Co. 3.65% 2/1/2050		4,400	3,412
Southwestern Electric Power Co. 3.25% 11/1/2051		4,154	2,808
State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043		2,800	2,641
State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044		2,000	2,010
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		16,668	17,723
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.869% 5/17/2030[3,4]		4,433	4,463
Tampa Electric Co. 3.625% 6/15/2050		1,075	813
Union Electric Co. 2.15% 3/15/2032		2,175	1,805
Union Electric Co. 2.625% 3/15/2051		1,880	1,200
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		12,680	11,519
Virginia Electric & Power 2.30% 11/15/2031		2,900	2,439
Virginia Electric & Power 2.40% 3/30/2032		2,925	2,464
WEC Energy Group, Inc. 5.15% 10/1/2027		3,350	3,401
Wisconsin Power and Light Co. 1.95% 9/16/2031		2,240	1,823
Xcel Energy, Inc. 3.35% 12/1/2026		1,130	1,088
Xcel Energy, Inc. 1.75% 3/15/2027		578	527
Xcel Energy, Inc. 2.60% 12/1/2029		181	162
Xcel Energy, Inc. 2.35% 11/15/2031		1,660	1,373
Xcel Energy, Inc. 4.60% 6/1/2032		1,750	1,707
Xcel Energy, Inc. 5.45% 8/15/2033		19,509	20,130
Xcel Energy, Inc. 3.50% 12/1/2049		3,874	2,858
			613,614

Consumer staples 4.02%
7-Eleven, Inc. 0.95% 2/10/2026[1]		255	236
7-Eleven, Inc. 1.30% 2/10/2028[1]		149	130
7-Eleven, Inc. 1.80% 2/10/2031[1]		13,213	10,746
7-Eleven, Inc. 2.50% 2/10/2041[1]		900	622
7-Eleven, Inc. 2.80% 2/10/2051[1]		10,815	6,966
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		3,185	2,896
Altria Group, Inc. 4.45% 5/6/2050		11,445	9,094
Altria Group, Inc. 3.70% 2/4/2051		9,130	6,436
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		90	88
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		1,603	1,519
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048		180	166
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		1,100	1,184
B&G Foods, Inc. 5.25% 4/1/2025		1,352	1,332
B&G Foods, Inc. 5.25% 9/15/2027		6,105	5,553
B&G Foods, Inc. 8.00% 9/15/2028[1]		9,125	9,593
BAT Capital Corp. 2.726% 3/25/2031		2,750	2,309
BAT Capital Corp. 6.421% 8/2/2033		6,078	6,365
BAT Capital Corp. 3.984% 9/25/2050		51,940	36,625
BAT Capital Corp. 5.65% 3/16/2052		2,375	2,148
BAT Capital Corp. 7.081% 8/2/2053		46,413	49,665
Central Garden & Pet Co. 4.125% 10/15/2030		3,600	3,278
Central Garden & Pet Co. 4.125% 4/30/2031[1]		18,275	16,171
Conagra Brands, Inc. 1.375% 11/1/2027		5,135	4,510
Conagra Brands, Inc. 5.30% 11/1/2038		2	2
Constellation Brands, Inc. 2.875% 5/1/2030		1,040	932
Constellation Brands, Inc. 2.25% 8/1/2031		20,750	17,448
Constellation Brands, Inc. 4.75% 5/9/2032		2,834	2,825
Constellation Brands, Inc. 4.90% 5/1/2033		1,657	1,668
Coty, Inc. 6.625% 7/15/2030[1]		8,115	8,342

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	USD	2,055	$2,027
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		16,970	16,994
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		8,630	7,735
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		5,934	4,824
Ingles Markets, Inc. 4.00% 6/15/2031[1]		11,345	10,025
InRetail Consumer 3.25% 3/22/2028[1]		1,100	988
J. M. Smucker Co. (The) 6.20% 11/15/2033		4,956	5,408
J. M. Smucker Co. (The) 6.50% 11/15/2043		1,812	2,021
J. M. Smucker Co. (The) 6.50% 11/15/2053		4,877	5,631
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		5,360	5,231
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		12,540	11,989
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		7,985	7,369
MARB BondCo PLC 3.95% 1/29/2031		10,365	8,426
MARB BondCo PLC 3.95% 1/29/2031[1]		2,577	2,095
Minerva Luxembourg SA 8.875% 9/13/2033[1]		12,895	13,656
Natura Cosmeticos SA 4.125% 5/3/2028[1]		3,800	3,439
Natura Cosmeticos SA 4.125% 5/3/2028		2,400	2,172
NBM US Holdings, Inc. 6.625% 8/6/2029[7]		500	491
Nestle Skin Health SA, Term Loan B3, (1-month USD CME Term SOFR + 3.50%) 8.948% 10/1/2026[3,4]		26,123	26,297
PepsiCo, Inc. 1.625% 5/1/2030		6	5
PepsiCo, Inc. 1.40% 2/25/2031		34	28
PepsiCo, Inc. 1.95% 10/21/2031		21,349	18,139
Performance Food Group, Inc. 5.50% 10/15/2027[1]		4,105	4,049
Performance Food Group, Inc. 4.25% 8/1/2029[1]		8,162	7,494
Philip Morris International, Inc. 5.75% 11/17/2032		8,756	9,193
Philip Morris International, Inc. 5.375% 2/15/2033		31,210	32,028
Philip Morris International, Inc. 5.625% 9/7/2033		19,750	20,637
Philip Morris International, Inc. 4.25% 11/10/2044		15	13
Post Holdings, Inc. 5.625% 1/15/2028[1]		7,370	7,309
Post Holdings, Inc. 5.50% 12/15/2029[1]		3,355	3,236
Post Holdings, Inc. 4.625% 4/15/2030[1]		12,811	11,798
Prestige Brands, Inc. 5.125% 1/15/2028[1]		5,345	5,196
Prestige Brands, Inc. 3.75% 4/1/2031[1]		5,985	5,239
Simmons Foods, Inc. 4.625% 3/1/2029[1]		16,820	14,569
Target Corp. 4.50% 9/15/2032		6,610	6,680
Target Corp. 4.80% 1/15/2053		4,500	4,470
TreeHouse Foods, Inc. 4.00% 9/1/2028		14,570	12,916
United Natural Foods, Inc. 6.75% 10/15/2028[1]		450	365
US Foods, Inc. 4.625% 6/1/2030[1]		8,185	7,636
Walmart, Inc. 4.10% 4/15/2033		17,409	17,251
			533,918

Real estate 3.45%
American Tower Corp. 2.95% 1/15/2051		15,000	10,015
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		5,200	4,047
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		8,995	6,725
Boston Properties, LP 2.55% 4/1/2032		3,980	3,172
Boston Properties, LP 2.45% 10/1/2033		5,420	4,130
Boston Properties, LP 6.50% 1/15/2034		20,469	21,615
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		8,480	8,240
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		3,780	3,407
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]		3,240	2,786
Crown Castle, Inc. 5.00% 1/11/2028		6,796	6,775
Crown Castle, Inc. 5.80% 3/1/2034		7,842	8,122
Equinix, Inc. 1.45% 5/15/2026		1,560	1,442
Equinix, Inc. 2.90% 11/18/2026		68	65
Equinix, Inc. 1.55% 3/15/2028		105	92
Equinix, Inc. 2.00% 5/15/2028		894	798
Equinix, Inc. 3.20% 11/18/2029		75	69
Equinix, Inc. 2.15% 7/15/2030		15,210	12,898
Equinix, Inc. 2.50% 5/15/2031		1,335	1,134
Equinix, Inc. 3.90% 4/15/2032		650	604
Equinix, Inc. 2.95% 9/15/2051		3,250	2,175
Equinix, Inc. 3.40% 2/15/2052		819	601
FibraSOMA 4.375% 7/22/2031[1]		3,933	2,984
Highwoods Realty, LP 7.65% 2/1/2034		9,654	10,425

22	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	USD	3,726	$3,586
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]		10,170	9,080
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]		29,300	25,463
Hudson Pacific Properties, LP 4.65% 4/1/2029		5,750	4,671
Hudson Pacific Properties, LP 3.25% 1/15/2030		6,061	4,458
Iron Mountain, Inc. 5.25% 3/15/2028[1]		2,185	2,126
Iron Mountain, Inc. 5.00% 7/15/2028[1]		2,224	2,139
Iron Mountain, Inc. 5.25% 7/15/2030[1]		4,555	4,341
Iron Mountain, Inc. 4.50% 2/15/2031[1]		2,385	2,164
Kennedy-Wilson, Inc. 4.75% 3/1/2029		20,210	16,896
Kennedy-Wilson, Inc. 4.75% 2/1/2030		33,055	26,835
Kennedy-Wilson, Inc. 5.00% 3/1/2031		14,945	11,888
Kilroy Realty, LP 2.65% 11/15/2033		7,563	5,743
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		2,795	2,636
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		17,124	15,464
MPT Operating Partnership, LP 5.25% 8/1/2026		7,000	6,266
MPT Operating Partnership, LP 5.00% 10/15/2027		3,028	2,476
MPT Operating Partnership, LP 3.50% 3/15/2031		18,990	11,899
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]		9,000	8,860
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		11,160	10,342
Prologis, LP 4.75% 6/15/2033		3,870	3,925
Prologis, LP 5.125% 1/15/2034		5,490	5,671
Public Storage Operating Co. 1.95% 11/9/2028		417	372
Public Storage Operating Co. 2.25% 11/9/2031		8,155	6,977
Public Storage Operating Co. 5.10% 8/1/2033		11,900	12,328
Public Storage Operating Co. 5.35% 8/1/2053		8,552	8,943
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		8,425	7,842
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		2,610	2,475
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		3,380	3,041
Service Properties Trust 4.75% 10/1/2026		14,455	13,507
Service Properties Trust 4.95% 2/15/2027		4,900	4,442
Service Properties Trust 3.95% 1/15/2028		19,185	15,743
Service Properties Trust 4.95% 10/1/2029		17,525	14,525
Service Properties Trust 4.375% 2/15/2030		2,095	1,629
Service Properties Trust 8.625% 11/15/2031[1]		12,100	12,684
Sun Communities Operating, LP 2.70% 7/15/2031		1,000	834
Sun Communities Operating, LP 4.20% 4/15/2032		14,413	13,161
VICI Properties, LP 4.625% 6/15/2025[1]		1,091	1,072
VICI Properties, LP 4.75% 2/15/2028		876	858
VICI Properties, LP 3.875% 2/15/2029[1]		3,880	3,567
VICI Properties, LP 4.95% 2/15/2030		14,510	14,094
VICI Properties, LP 4.125% 8/15/2030[1]		337	307
VICI Properties, LP 5.125% 5/15/2032		6,694	6,533
VICI Properties, LP 5.625% 5/15/2052		2,180	2,093
Vornado Realty, LP 2.15% 6/1/2026		4,672	4,215
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,5,9]		10,744	2,256
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,5,9]		8,562	2,954
XHR, LP 4.875% 6/1/2029[1]		2,120	1,954
			457,656

Information technology 2.10%
Analog Devices, Inc. 1.70% 10/1/2028		398	353
Analog Devices, Inc. 2.10% 10/1/2031		558	475
Analog Devices, Inc. 2.95% 10/1/2051		3,709	2,655
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.97% 2/27/2026[3,4]		3,500	3,503
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		734	692
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		586	550
Broadcom Corp. 3.875% 1/15/2027		53	52
Broadcom, Inc. 4.00% 4/15/2029[1]		142	137
Broadcom, Inc. 4.75% 4/15/2029		220	221
Broadcom, Inc. 4.15% 11/15/2030		24	23
Broadcom, Inc. 4.15% 4/15/2032[1]		7	7
Broadcom, Inc. 3.419% 4/15/2033[1]		8,660	7,610
Broadcom, Inc. 3.469% 4/15/2034[1]		27,379	23,832
Broadcom, Inc. 3.50% 2/15/2041[1]		3,700	2,936
CA Magnum Holdings 5.375% 10/31/2026[1]		820	765

American Funds Multi-Sector Income Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	USD	8,650	$8,246
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		35,520	33,791
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.948% 3/30/2029[3,4]		997	979
CommScope Technologies, LLC 6.00% 6/15/2025[1]		11,787	9,618
CommScope, Inc. 6.00% 3/1/2026[1]		4,965	4,430
CommScope, Inc. 8.25% 3/1/2027[1]		5,151	2,724
CommScope, Inc. 7.125% 7/1/2028[1]		3,603	1,715
CommScope, Inc. 4.75% 9/1/2029[1]		7,000	4,706
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.72% 4/6/2026[3,4]		2,199	1,970
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.86% 8/11/2028[1,3,4]		15,951	16,449
Entegris Escrow Corp. 4.75% 4/15/2029[1]		1,795	1,731
Fair Isaac Corp. 4.00% 6/15/2028[1]		8,305	7,865
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[3,4,7]		453	446
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[3,4,7]		16,510	16,262
Gartner, Inc. 4.50% 7/1/2028[1]		3,270	3,103
Gartner, Inc. 3.625% 6/15/2029[1]		5,330	4,817
Gartner, Inc. 3.75% 10/1/2030[1]		7,790	6,895
Intel Corp. 5.70% 2/10/2053		2,820	3,052
MicroStrategy, Inc. 6.125% 6/15/2028[1]		1,190	1,156
NCR Atleos Corp. 9.50% 4/1/2029[1]		23,329	24,807
NCR Voyix Corp. 5.125% 4/15/2029[1]		1,500	1,428
Oracle Corp. 3.60% 4/1/2050		3,370	2,499
Oracle Corp. 3.95% 3/25/2051		212	166
Oracle Corp. 5.55% 2/6/2053		15,802	15,825
ServiceNow, Inc. 1.40% 9/1/2030		8,917	7,335
SK hynix, Inc. 2.375% 1/19/2031		7,600	6,169
SK hynix, Inc. 6.50% 1/17/2033		7,375	7,792
SK hynix, Inc. 6.50% 1/17/2033[1]		2,625	2,773
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.948% 9/29/2028[3,4]		23,808	23,311
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.764% 5/3/2027[3,4]		1,550	1,556
Unisys Corp. 6.875% 11/1/2027[1]		535	482
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,7]		10,655	10,842
			278,751

Total corporate bonds, notes & loans			9,167,574

Mortgage-backed obligations 10.08%
Commercial mortgage-backed securities 8.44%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[4,10]		12,673	11,198
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.599% 5/15/2053[4,10]		500	433
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.825% 7/15/2049[4,10]		3,560	3,096
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]		10	10
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,10]		9,699	10,126
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,10]		5,948	5,697
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.745% 11/15/2032[4,10]		8,333	7,844
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.745% 11/15/2032[4,10]		7,500	6,301
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.505% 12/15/2052[4,10]		6,986	5,185
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]		10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.153% 8/15/2055[4,10]		5,250	4,554
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]		5,618	5,706
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[4,10]		1,535	1,415
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[4,10]		13,148	12,672
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.411% 3/15/2056[4,10]		8,179	8,353
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.773% 8/15/2056[4,10]		7,654	8,047
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.773% 8/15/2056[4,10]		6,801	6,419
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[4,10]		7,043	6,830
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.786% 12/15/2056[4,10]		7,419	7,195
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.786% 12/15/2056[4,10]		6,574	6,889
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.011% 9/15/2060[4,10]		2,522	1,997

24	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	USD	4,000	$2,917
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,10]		3,865	3,025
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.353% 1/15/2063[4,10]		6,257	4,717
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]		9,265	6,760
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,10]		3,000	2,827
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.596% 4/14/2033[1,4,10]		2,000	1,874
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.281% 3/15/2037[1,4,10]		1,396	1,297
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]		11,003	9,666
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.149% 12/15/2055[4,10]		12,328	10,913
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,10]		14,763	15,049
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.333% 4/15/2056[4,10]		1,954	1,965
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.385% 4/15/2056[4,10]		6,078	5,477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,10]		19,000	18,902
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.608% 7/15/2056[4,10]		6,586	6,135
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.126% 11/15/2056[4,10]		2,283	2,295
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.703% 12/15/2056[4,10]		9,755	10,207
BBCMS_23-C23 7.703% 12/15/2056[4,10]		3,395	3,285
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]		25	23
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.286% 2/15/2051[4,10]		3,000	2,596
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]		10	9
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]		1,445	1,201
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]		10	10
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]		5,500	3,944
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054[4,10]		7,500	5,459
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[4,10]		7,000	6,076
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[4,10]		9,225	6,506
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.444% 5/15/2055[4,10]		6,892	6,382
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055[4,10]		11,487	11,685
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,10]		9,404	9,030
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]		7,500	6,294
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,10]		22,618	23,100
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,10]		10,487	10,580
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,10]		6,492	5,522
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[10]		6,493	6,622
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,10]		8,813	8,531
Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.46% 11/15/2056[4,10]		7,698	7,451
Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.46% 11/15/2056[4,10]		5,821	6,097
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[4,10]		7,144	7,460
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]		20	18
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[4,10]		3,081	2,870
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[4,10]		6,244	6,467
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[4,10]		2,161	2,068
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,10]		10,516	10,716
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,10]		4,437	4,275
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,10]		3,625	3,757
BMO Mortgage Trust, Series 2023-C7, Class C, 7.36% 12/15/2056[4,10]		2,790	2,799
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[1,4,10]		4,750	4,730
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.681% 5/15/2039[1,4,10]		2,694	2,679
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.503% 6/15/2027[1,4,10]		10,000	10,029
BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.426% 1/15/2034[1,4,10]		3,065	3,016

American Funds Multi-Sector Income Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SDMF, Class B, (1-month USD CME Term SOFR + 0.852%) 6.214% 9/15/2034[1,4,10]	USD	2,878	$2,794
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.364% 9/15/2034[1,4,10]		2,014	1,946
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.863% 9/15/2034[1,4,10]		1,918	1,845
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.063% 9/15/2034[1,4,10]		1,390	1,327
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[1,4,10]		1,733	1,690
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.426% 9/15/2036[1,4,10]		2,696	2,628
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.126% 9/15/2036[1,4,10]		4,410	4,247
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.476% 9/15/2036[1,4,10]		7,510	7,197
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[1,4,10]		1,992	1,949
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.773% 10/15/2036[1,4,10]		10,749	10,416
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.122% 10/15/2036[1,4,10]		1,992	1,928
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.372% 10/15/2036[1,4,10]		2,810	2,682
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.201% 4/15/2037[1,4,10]		608	602
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.346% 6/15/2038[1,4,10]		759	745
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.576% 6/15/2038[1,4,10]		684	671
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.876% 6/15/2038[1,4,10]		8,661	8,482
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.726% 11/15/2038[1,4,10]		12,188	12,012
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.976% 11/15/2038[1,4,10]		1,962	1,927
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.326% 11/15/2038[1,4,10]		2,982	2,913
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.673% 11/15/2038[1,4,10]		1,455	1,418
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 7.202% 2/15/2039[1,4,10]		3,000	2,930
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.323% 2/15/2039[1,4,10]		2,430	2,350
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.452% 2/15/2039[1,4,10]		4,000	3,858
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.311% 8/15/2039[1,4,10]		9,925	9,934
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.059% 8/15/2039[1,4,10]		8,612	8,625
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.055% 8/15/2039[1,4,10]		8,472	8,445
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 8.022% 10/15/2039[1,4,10]		7,858	7,882
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.572% 10/15/2039[1,4,10]		14,867	14,917
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.422% 10/15/2039[1,4,10]		1,855	1,862
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.538% 6/15/2040[1,4,10]		15,000	15,087
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.136% 6/15/2040[1,4,10]		26,000	26,140
BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]		1,090	971
BX Trust, Series 2019-OC11, Class D, 3.944% 12/9/2041[1,4,10]		2,326	2,032
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,10]		5,150	4,414
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,10]		4,948	4,342

26	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.454% 3/15/2035[1,4,10]	USD	13,740	$13,609
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.55% 3/15/2035[1,4,10]		2,485	2,445
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]		10	9
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.512% 9/15/2028[1,4,10]		11,978	12,068
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,10]		28,218	27,237
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[1,4,10]		2,450	2,413
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,10]		13,008	12,542
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 5/10/2047[10]		420	410
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,10]		1,900	1,768
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]		438	426
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,10]		3,964	3,598
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]		7,892	7,499
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.419% 2/10/2048[4,10]		3,656	3,383
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.138% 4/10/2048[4,10]		2,660	2,455
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]		1,835	1,388
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]		290	281
COMM Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046[1,4,10]		6,000	4,600
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,10]		16	15
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[4,10]		2,558	2,453
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[10]		1,024	972
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.913% 4/10/2047[4,10]		460	387
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[4,10]		381	373
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]		108	99
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]		500	483
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[4,10]		950	915
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.433% 12/10/2047[4,10]		605	517
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.465% 10/10/2048[4,10]		8,035	7,571
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.465% 10/10/2048[4,10]		860	801
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]		25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]		250	240
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.728% 8/12/2043[1,4,10]		2,000	1,868
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,10]		19,597	16,960
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,10]		22,681	21,957
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,4,10]		4,080	4,192
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[1,4,10]		6,804	6,746
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.856% 7/15/2038[1,4,10]		358	352
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.176% 7/15/2038[1,4,10]		2,241	2,208
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.726% 7/15/2038[1,4,10]		8,122	7,993
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.404% 2/10/2056[4,10]		7,432	7,439
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.404% 2/10/2056[4,10]		2,917	2,749
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class C, 3.75% 12/10/2036[1,10]		500	484
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 3.963% 12/10/2036[1,4,10]		5,455	5,280
FS Commercial Trust, Series 2023-4SZN, Class C, 8.121% 11/10/2039[1,4,10]		9,193	9,596
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.252% 12/15/2036[1,4,10]		7,301	7,276

American Funds Multi-Sector Income Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.247%) 7.151% 12/15/2036[1,4,10]	USD	1,213	$1,202
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.396% 7/15/2025[1,4,10]		2,287	2,270
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]		200	193
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051[4,10]		4,000	3,490
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.568% 5/15/2038[1,4,10]		4,000	3,921
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]		1,230	1,153
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.648% 8/15/2037[1,4,10]		7,882	7,939
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.047% 8/15/2037[1,4,10]		3,120	3,127
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[4,10]		920	907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]		2,602	2,065
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,4,10]		437	293
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,10]		768	619
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.668% 3/10/2050[1,4,10]		1,725	1,378
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.88% 10/15/2038[1,4,10]		795	791
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.23% 10/15/2038[1,4,10]		5,000	4,945
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.277% 4/15/2038[1,4,10]		1,415	1,401
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.037% 2/15/2047[4,10]		5,800	5,690
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[4,10]		1,189	1,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]		18,113	17,222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]		2,311	2,200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]		3,586	3,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.517% 10/15/2048[4,10]		74	68
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]		45	42
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.65% 11/15/2052[4,10]		5,300	4,318
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,10]		4,566	4,763
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,10]		4,606	4,352
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 7.11% 12/15/2056[4,10]		13,301	14,161
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.252% 12/15/2056[4,10]		2,549	2,627
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 8.702% 10/15/2049[1,4,10]		1,306	1,275
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.202% 3/25/2050[1,4,10]		8,821	8,551
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.337% 11/25/2053[1,4,10]		9,312	9,452
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.837% 11/25/2053[1,4,10]		24,745	25,424
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.087% 1/25/2051[1,4,10]		2,730	2,623
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.337% 11/25/2051[1,4,10]		3,500	3,264
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]		4,871	4,456
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]		3,000	2,516
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.974% 10/15/2028[1,4,10]		10,811	10,837
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.624% 10/15/2028[1,4,10]		18,716	18,771
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.626% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,10]		2,350	2,205

28	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.976% 5/15/2038[1,4,10]	USD	1,834	$1,669
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.053% 7/15/2036[1,4,10]		1,558	1,531
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.402% 7/15/2036[1,4,10]		8,000	7,848
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[1,4,10]		1,380	1,358
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.556% 11/15/2038[1,4,10]		1,478	1,451
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.805% 11/15/2038[1,4,10]		1,987	1,945
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.054% 11/15/2038[1,4,10]		2,392	2,336
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.362% 1/15/2039[1,4,10]		11,440	11,210
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.312% 1/15/2039[1,4,10]		9,500	9,057
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.062% 1/15/2039[1,4,10]		10,693	10,081
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]		1,000	898
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]		3,115	2,945
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]		7,439	7,151
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]		25	24
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.303% 10/15/2050[4,10]		5,079	4,390
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]		2,903	2,531
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]		2,000	1,477
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]		3,561	3,122
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[4,10]		4,100	3,884
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.545% 9/15/2058[4,10]		6,750	6,385
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.545% 9/15/2058[4,10]		110	101
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.944% 1/15/2059[4,10]		5,760	5,279
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 3/15/2047[10]		417	413
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[4,10]		512	507
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]		3,560	3,252
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.151% 11/15/2027[1,4,10]		15,228	15,264
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,4,10]		10,388	10,330
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,4,10]		4,602	4,554
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[1,4,10]		8,993	8,927
			1,119,586

Collateralized mortgage-backed obligations (privately originated) 1.64%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]		1,012	925
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]		167	151
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]		1,490	1,352
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]		11,010	10,335
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,10]		520	504
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,10]		1,296	1,227
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,10]		6,729	6,166
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,10]		2,061	2,003
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,10]		540	518
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,10]		1,039	1,024
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,10]		764	739

American Funds Multi-Sector Income Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,10]	USD	764	$719
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,10]		631	632
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]		14,948	13,588
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]		176	166
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,4,10]		37	34
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, (30-day Average USD-SOFR + 4.464%) 9.802% 4/25/2031[1,4,10]		4,000	4,287
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.087% 10/25/2041[1,4,10]		116	116
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.887% 5/25/2043[1,4,10]		3,985	4,249
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]		108	100
Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]		2,200	2,031
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,4,10]		707	583
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.687% 5/25/2042[1,4,10]		1,400	1,459
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.837% 6/25/2042[1,4,10]		11,990	12,935
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[1,4,10]		448	452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.037% 9/25/2042[1,4,10]		1,460	1,538
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.802% 6/25/2050[1,4,10]		11,960	15,288
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.552% 6/27/2050[1,4,10]		7,149	7,840
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.452% 7/25/2050[1,4,10]		4,000	5,111
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.452% 8/25/2050[1,4,10]		7,428	8,361
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.452% 8/25/2050[1,4,10]		23,335	30,833
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B1, (30-day Average USD-SOFR + 4.80%) 10.121% 10/25/2050[1,4,10]		5,030	5,640
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.821% 10/25/2050[1,4,10]		9,173	12,286
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,4,10]		2,332	2,050
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 7/25/2051[1,4,10]		2,390	1,918
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,4,10]		180	159
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,4,10]		737	649
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,4,10]		190	190
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,4,10]		198	198
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,10]		1,397	1,397
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]		10,697	10,635
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,4,10]		759	735
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]		2,327	2,254
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[1,4,10]		1,616	1,610
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]		40	38
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,4,10]		112	108
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,4,10]		85	83
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.22% 5/25/2055[1,4,10]		1,950	1,949
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,10]		394	384
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,10]		100	95
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]		307	297
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2/25/2043[4,10]		36	30
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2/25/2048[1,4,10]		44	40
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.214% 3/25/2054[1,4,10]		2,504	2,445

30	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.221% 4/25/2057[1,4,10]	USD	2,400	$2,152
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]		2,477	2,355
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,4,10]		204	198
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]		3,000	2,459
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]		22,184	20,611
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]		904	876
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]		1,087	1,120
VM Fund I, LLC 8.625% 1/15/2028[1,6]		7,828	7,711
			217,938

Total mortgage-backed obligations			1,337,524

Asset-backed obligations 7.23%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 9.005% 4/15/2034[1,4,10]		2,500	2,420
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,10]		1,593	1,596
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,10]		2,055	2,092
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,10]		2,553	2,604
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,10]		3	3
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,10]		100	98
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,10]		1,057	1,051
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 3/13/2028[1,10]		1,618	1,599
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]		2,000	1,925
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,10]		7,009	6,962
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]		1,663	1,653
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]		14,180	14,141
ARES CLO, Ltd., Series 2013-2, Class DR2, (3-month USD CME Term SOFR + 3.511%) 8.899% 10/28/2034[1,4,10]		3,000	2,964
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]		10,000	9,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]		100	95
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,10]		5,911	6,009
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]		1,062	960
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]		551	493
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]		8,000	7,146
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]		3,841	3,873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]		9,363	9,482
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,10]		9,167	9,193
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,10]		6,230	6,376
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,10]		11,000	11,121
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.54% 4/25/2034[1,4,10]		4,500	4,364
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,10]		35	35
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]		300	290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]		300	288

American Funds Multi-Sector Income Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,10]	USD	379	$358
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]		4,733	4,252
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]		1,420	1,156
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,10]		251	243
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,10]		1,608	1,565
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2/20/2035[1,10]		5,000	4,628
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]		2,042	1,764
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]		624	519
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]		182	172
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]		2,406	2,089
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]		370	336
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]		311	265
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]		94	84
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]		14,456	14,242
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,10]		10,706	10,842
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]		187	170
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]		242	221
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,10]		8	8
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[1,10]		475	473
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 3/15/2027[1,10]		2,000	1,947
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]		6,000	5,868
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,10]		3,770	3,730
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]		3,377	3,393
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 7/15/2030[1,10]		2,000	1,934
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 9/16/2030[1,10]		3,000	2,856
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]		6,000	5,861
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]		8,000	7,822
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[1,10]		7,000	7,080
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]		10,000	10,194
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,10]		3,920	3,972
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,10]		4,519	4,584
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[10]		198	198
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]		156	154
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,10]		850	845
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,10]		43	42
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]		100	96
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,10]		444	438
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]		277	264
DriveTime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 5/17/2027[1,10]		1,915	1,877
DriveTime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 5/17/2027[1,10]		2,000	1,861
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,10]		9,464	9,571
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,10]		9,784	9,954
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class BR, (3-month USD CME Term SOFR + 1.732%) 7.125% 4/15/2028[1,4,10]		2,000	1,976
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class CR, (3-month USD CME Term SOFR + 2.312%) 7.705% 4/15/2028[1,4,10]		2,000	1,995
Dryden Senior Loan Fund, CLO, Series 2013-28A, Class A2LR, (3-month USD CME Term SOFR + 1.912%) 7.291% 8/15/2030[1,4,10]		3,000	2,963
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]		123	109
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,10]		47	47
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,10]		3,595	3,567
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]		106	103
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[10]		5,907	5,857
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,10]		9,863	10,832
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,10]		4,243	4,392
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,10]		12,466	12,916
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,10]		18,459	18,958
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,10]		29,214	30,108
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,10]		107	106

32	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	USD	300	$287
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,10]		2,442	2,453
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,10]		1,238	1,235
Flagship Credit Auto Trust, Series 2023-3, Class E, 9.74% 6/17/2030[1,10]		3,417	3,384
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,10]		11,674	11,639
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.412% 4/23/2036[1,4,10]		13,282	13,322
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]		98	89
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]		2,317	1,938
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 10.589% 7/20/2036[1,4,10]		2,000	2,007
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]		1,432	1,271
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]		283	269
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]		319	295
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]		594	524
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,10]		3,017	3,048
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,10]		2,728	2,741
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,10]		3,100	3,163
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,10]		6,660	6,838
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[10]		4,056	4,085
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[10]		3,430	3,461
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 6.82% 4/25/2035[1,4,10]		328	325
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,10]		10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,10]		1,220	1,176
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,10]		2,336	2,249
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,10]		1,776	1,687
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,10]		3,492	3,312
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,10]		2,688	2,705
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,10]		1,317	1,191
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]		826	741
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,10]		6,769	6,900
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,10]		10,000	10,169
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,10]		9,583	9,709
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,10]		4,025	3,602
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,10]		9,556	8,593
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,10]		7,167	6,744
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,10]		5,777	5,889
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,10]		7,762	8,028
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,10]		13,331	13,852
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,10]		12,100	12,412
Hertz Vehicle Financing, LLC, Series 2021-1, Class D, 3.98% 12/26/2025[1,10]		2,750	2,638
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,10]		20,340	18,217
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[10]		4,151	4,227
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]		751	729
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 4/15/2027[1,10]		3,000	2,873
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]		3,556	3,576
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,10]		4,463	4,482
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]		958	954
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.427% 4/20/2033[1,4,10]		3,829	3,707
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 9.058% 11/16/2034[1,4,10]		2,000	1,918
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]		11,934	11,870
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]		500	496
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,10]		9,600	9,488
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,7,10]		20,015	20,071
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,7,10]		3,200	3,209
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[6,7,10]		11,980	12,114
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,7,10]		10,745	10,924
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[6,7,10]		3,500	3,549
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,10]		5,122	5,129
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,10]		17,200	17,362
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,10]		6,240	6,231
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,10]		16,499	16,727
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,10]		15,142	15,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]		3,512	3,072

American Funds Multi-Sector Income Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	USD	798	$652
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,10]		1,328	1,075
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]		1,889	1,560
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]		4,050	3,551
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]		2,475	2,422
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,10]		1,167	1,139
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,10]		1,150	1,106
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,10]		1,150	1,101
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,10]		15,283	15,428
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,10]		1,387	1,324
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,10]		1,727	1,614
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,10]		2,958	2,739
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]		2,525	2,355
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]		1,000	920
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,10]		8,500	8,095
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/25/2036[1,4,10]		5,133	5,143
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.584% 10/25/2036[1,4,10]		4,162	4,186
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD CME Term SOFR + 2.062%) 7.477% 4/20/2029[1,4,10]		890	884
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD CME Term SOFR + 1.662%) 7.031% 5/20/2029[1,4,10]		500	497
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,4,10]		9,728	9,797
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,10]		4,546	4,468
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]		5,191	5,171
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030[1,10]		10,170	10,529
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,4,10]		10,880	10,908
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]		10,382	10,280
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]		13,829	13,643
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]		2,589	2,559
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[10]		443	439
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[10]		1,474	1,409
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]		1,100	1,106
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]		2,418	2,383
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,10]		7,658	7,705
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]		287	251
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]		6,574	5,922
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]		5,246	4,725
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,10]		7,053	6,980
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,10]		10,954	11,536
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]		2,083	1,955
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]		13,111	12,531
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]		21,000	20,932
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]		12,789	12,821
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]		2,559	2,211
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]		1,516	1,392
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]		1,370	1,167
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]		1,050	965
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]		994	851
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 7.766% 7/20/2030[1,4,10]		11,140	11,140
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]		2,396	2,231
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]		2,240	2,040
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]		333	303
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,10]		285	248
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]		1,034	948
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]		1,693	1,445
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]		318	289
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]		2,785	2,399

34	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,10]	USD	11,932	$11,980
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]		17,928	18,206
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,10]		6,642	6,651
			959,360

Bonds & notes of governments & government agencies outside the U.S. 7.11%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]		15,000	13,749
Abu Dhabi (Emirate of) 3.125% 4/16/2030		6,500	6,131
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]		12,800	10,862
Abu Dhabi (Emirate of) 1.875% 9/15/2031		1,500	1,274
Abu Dhabi (Emirate of) 3.875% 4/16/2050		9,900	8,323
Albania (Republic of) 5.90% 6/9/2028	EUR	4,300	4,863
Angola (Republic of) 8.25% 5/9/2028	USD	2,500	2,311
Angola (Republic of) 8.00% 11/26/2029		25,240	22,489
Angola (Republic of) 8.75% 4/14/2032		13,100	11,557
Argentine Republic 1.00% 7/9/2029		5,233	2,104
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]		40,175	16,211
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]		47,116	16,282
Brazil (Federative Republic of) 4.75% 1/14/2050		12,300	9,503
Chile (Republic of) 3.10% 5/7/2041		10,835	8,275
Colombia (Republic of) 4.50% 3/15/2029		300	282
Colombia (Republic of) 3.00% 1/30/2030		5,111	4,326
Colombia (Republic of) 3.25% 4/22/2032		10,720	8,543
Colombia (Republic of) 8.00% 4/20/2033		16,970	18,540
Colombia (Republic of) 7.50% 2/2/2034		10,925	11,559
Colombia (Republic of) 8.00% 11/14/2035		4,650	5,096
Colombia (Republic of) 7.375% 9/18/2037		300	312
Colombia (Republic of) 5.625% 2/26/2044		902	761
Colombia (Republic of) 5.00% 6/15/2045		11,144	8,685
Colombia (Republic of) 5.20% 5/15/2049		200	157
Colombia (Republic of) 4.125% 5/15/2051		400	267
Costa Rica (Republic of) 6.125% 2/19/2031		4,228	4,343
Costa Rica (Republic of) 6.125% 2/19/2031[1]		1,700	1,746
Costa Rica (Republic of) 7.00% 4/4/2044		1,200	1,258
Dominican Republic 5.50% 1/27/2025		1,400	1,395
Dominican Republic 6.875% 1/29/2026		1,000	1,020
Dominican Republic 5.95% 1/25/2027		1,650	1,660
Dominican Republic 5.50% 2/22/2029		2,757	2,702
Dominican Republic 4.50% 1/30/2030		8,243	7,614
Dominican Republic 4.50% 1/30/2030[1]		5,789	5,348
Dominican Republic 7.05% 2/3/2031[1]		1,850	1,947
Dominican Republic 6.00% 2/22/2033		5,120	5,062
Dominican Republic 6.00% 2/22/2033[1]		1,285	1,271
Dominican Republic 5.30% 1/21/2041		1,276	1,107
Dominican Republic 5.30% 1/21/2041[1]		412	357
Dominican Republic 5.875% 1/30/2060		21,900	18,998
Dominican Republic 5.875% 1/30/2060[1]		1,700	1,475
Egypt (Arab Republic of) 7.60% 3/1/2029		1,800	1,379
Egypt (Arab Republic of) 5.875% 2/16/2031		9,000	5,920
Egypt (Arab Republic of) 5.875% 2/16/2031[1]		4,380	2,881
Egypt (Arab Republic of) 7.625% 5/29/2032[1]		2,100	1,465
Egypt (Arab Republic of) 7.625% 5/29/2032		1,500	1,046
Egypt (Arab Republic of) 8.75% 9/30/2051		800	508
Egypt (Arab Republic of) 8.15% 11/20/2059		11,600	7,161
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[5]		4,900	3,330
Export-Import Bank of India 3.25% 1/15/2030		14,100	12,901
Gabonese Republic 6.95% 6/16/2025		7,400	7,077
Gabonese Republic 7.00% 11/24/2031[1]		6,000	5,019
Gabonese Republic 7.00% 11/24/2031		2,200	1,840
Georgia (Republic of) 2.75% 4/22/2026[1]		2,880	2,706
Georgia (Republic of) 2.75% 4/22/2026		2,667	2,506
Ghana (Republic of) 7.75% 4/7/2029[1,5]		3,600	1,583
Ghana (Republic of) 8.125% 3/26/2032[5]		15,400	6,812
Ghana (Republic of) 8.125% 3/26/2032[1,5]		1,500	663
Honduras (Republic of) 6.25% 1/19/2027		17,060	16,420
Honduras (Republic of) 5.625% 6/24/2030		24,048	21,493

American Funds Multi-Sector Income Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Honduras (Republic of) 5.625% 6/24/2030[1]	USD	6,175	$5,519
Hungary (Republic of) 6.25% 9/22/2032[1]		4,500	4,813
Indonesia (Republic of) 6.625% 2/17/2037		20,300	23,852
Indonesia (Republic of) 4.625% 4/15/2043		5,800	5,679
Indonesia (Republic of) 6.75% 1/15/2044		575	709
Indonesia (Republic of) 5.125% 1/15/2045		1,515	1,568
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]		10,100	9,947
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]		2,100	1,958
Kazakhstan (Republic of) 4.875% 10/14/2044		3,200	3,105
Kenya (Republic of) 6.875% 6/24/2024[1]		200	195
Kenya (Republic of) 7.25% 2/28/2028		13,400	12,288
Kenya (Republic of) 7.25% 2/28/2028[1]		2,600	2,384
Kenya (Republic of) 8.00% 5/22/2032		2,000	1,816
Kenya (Republic of) 6.30% 1/23/2034[1]		2,700	2,173
Kenya (Republic of) 6.30% 1/23/2034		2,000	1,610
Kenya (Republic of) 8.25% 2/28/2048		200	166
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028		9,000	9,281
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[1]		1,070	1,055
Mongolia (State of) 3.50% 7/7/2027		472	422
Mongolia (State of) 8.65% 1/19/2028[1]		590	619
Mongolia (State of) 4.45% 7/7/2031		3,290	2,765
Morocco (Kingdom of) 5.95% 3/8/2028		6,100	6,268
Morocco (Kingdom of) 5.95% 3/8/2028[1]		4,790	4,922
Mozambique (Republic of) 9.00% 9/15/2031		21,360	18,248
Nigeria (Republic of) 7.875% 2/16/2032		19,640	17,710
Nigeria (Republic of) 8.25% 9/28/2051[1]		15,000	12,353
Oman (Sultanate of) 6.75% 10/28/2027		7,350	7,774
Oman (Sultanate of) 5.625% 1/17/2028		11,100	11,332
Pakistan (Islamic Republic of) 6.875% 12/5/2027		1,650	1,133
Panama (Republic of) 7.125% 1/29/2026		200	205
Panama (Republic of) 3.16% 1/23/2030		400	341
Panama (Republic of) 2.252% 9/29/2032		7,300	5,341
Panama (Republic of) 6.875% 1/31/2036		10,190	10,193
Panama (Republic of) 4.50% 4/16/2050		17,000	11,839
Panama (Republic of) 4.30% 4/29/2053		2,800	1,883
Panama (Republic of) 6.853% 3/28/2054		9,000	8,443
Panama (Republic of) 4.50% 4/1/2056		10,000	6,741
Panama (Republic of) 3.87% 7/23/2060		12,550	7,548
Panama (Republic of) 4.50% 1/19/2063		14,545	9,552
Paraguay (Republic of) 4.70% 3/27/2027[1]		400	395
Paraguay (Republic of) 4.95% 4/28/2031		16,350	16,003
Peru (Republic of) 4.125% 8/25/2027		300	294
Peru (Republic of) 2.783% 1/23/2031		1,200	1,048
Peru (Republic of) 3.00% 1/15/2034		17,390	14,732
Peru (Republic of) 6.55% 3/14/2037		9,500	10,610
Peru (Republic of) 3.55% 3/10/2051		1,200	913
Peru (Republic of) 2.78% 12/1/2060		4,949	3,097
Peru (Republic of) 3.23% 7/28/2121		1,400	874
PETRONAS Capital, Ltd. 3.50% 4/21/2030		9,700	9,115
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]		1,300	1,222
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]		800	736
Philippines (Republic of) 3.00% 2/1/2028		8,300	7,838
Philippines (Republic of) 1.648% 6/10/2031		1,200	989
Philippines (Republic of) 3.95% 1/20/2040		9,200	8,320
Philippines (Republic of) 3.70% 2/2/2042		2,500	2,144
Philippines (Republic of) 2.95% 5/5/2045		12,600	9,488
Philippines (Republic of) 3.20% 7/6/2046		4,800	3,732
Philippines (Republic of) 4.20% 3/29/2047		4,000	3,586
Poland (Republic of) 4.875% 10/4/2033		4,605	4,680
Qatar (State of) 3.75% 4/16/2030[1]		17,100	16,717
Qatar (State of) 4.625% 6/2/2046		1,500	1,434
Qatar (State of) 5.103% 4/23/2048		1,600	1,623
Qatar (State of) 4.40% 4/16/2050[1]		7,600	7,020
Republika Srpska 4.75% 4/27/2026	EUR	835	883
Romania 2.00% 1/28/2032		7,500	6,432
Romania 2.00% 1/28/2032		3,300	2,830
Romania 2.00% 4/14/2033		2,720	2,256

36	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Romania 3.50% 4/3/2034	EUR	30	$28
Romania 5.125% 6/15/2048	USD	2,900	2,494
Romania 5.125% 6/15/2048[1]		300	258
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]		4,790	4,845
Senegal (Republic of) 4.75% 3/13/2028	EUR	4,500	4,600
Senegal (Republic of) 4.75% 3/13/2028		1,500	1,533
Senegal (Republic of) 6.75% 3/13/2048	USD	18,000	14,203
South Africa (Republic of) 4.875% 4/14/2026		8,200	8,107
South Africa (Republic of) 4.30% 10/12/2028		25,300	23,720
South Africa (Republic of) 5.875% 6/22/2030		500	487
South Africa (Republic of) 5.875% 4/20/2032		10,600	10,068
South Africa (Republic of) 5.00% 10/12/2046		7,500	5,573
South Africa (Republic of) 6.30% 6/22/2048		12,200	10,475
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[5]		3,798	1,954
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025		2,300	1,187
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025		7,600	3,933
Sri Lanka (Democratic Socialist Republic of) 7.85% 3/14/2029		3,271	1,652
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030		14,029	7,083
Tunisia (Republic of) 5.75% 1/30/2025		17,990	14,812
Turkey (Republic of) 6.375% 10/14/2025		5,700	5,733
Turkey (Republic of) 5.125% 6/22/2026[1]		4,000	3,885
Turkey (Republic of) 7.625% 4/26/2029		2,450	2,542
Turkey (Republic of) 5.875% 6/26/2031		21,050	19,709
Turkey (Republic of) 6.50% 9/20/2033		2,000	1,918
Turkey (Republic of) 6.00% 1/14/2041		200	171
Ukraine 8.994% 2/1/2026[5]		6,377	1,915
Ukraine 7.75% 9/1/2028[5]		4,500	1,260
Ukraine 7.75% 9/1/2029[5]		200	55
Ukraine 9.75% 11/1/2030[5]		200	58
Ukraine 6.876% 5/21/2031[1,5]		4,800	1,119
Ukraine 7.375% 9/25/2034[5]		4,500	1,069
United Mexican States 3.75% 1/11/2028		200	193
United Mexican States 4.50% 4/22/2029		18,100	17,846
United Mexican States 2.659% 5/24/2031		649	550
United Mexican States 4.75% 4/27/2032		18,520	17,869
United Mexican States 6.05% 1/11/2040		13,600	13,764
United Mexican States 4.75% 3/8/2044		200	173
United Mexican States 5.00% 4/27/2051		1,200	1,045
United Mexican States 6.338% 5/4/2053		8,095	8,261
United Mexican States 3.75% 4/19/2071		4,770	3,198
			944,581

U.S. Treasury bonds & notes 2.11%
U.S. Treasury 2.11%
U.S. Treasury 4.625% 6/30/2025		2,213	2,219
U.S. Treasury 4.375% 8/15/2026		15,412	15,521
U.S. Treasury 4.625% 11/15/2026		2,204	2,239
U.S. Treasury 3.625% 3/31/2028		15	15
U.S. Treasury 4.375% 11/30/2028[11]		117,041	119,798
U.S. Treasury 4.125% 11/15/2032		2	2
U.S. Treasury 4.50% 11/15/2033[11]		54,536	57,284
U.S. Treasury 4.25% 5/15/2039		1,333	1,375
U.S. Treasury 4.75% 11/15/2043[11]		36,190	38,890
U.S. Treasury 4.00% 11/15/2052[11]		2,477	2,450
U.S. Treasury 4.125% 8/15/2053[11]		39,210	39,741
			279,534

American Funds Multi-Sector Income Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.33%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD	65	$55
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		1,490	1,215
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		2,235	1,708
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		35	30
			3,008

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043		75	62

Illinois 0.03%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034		150	154
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		4,020	3,497
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		90	89
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		1,810	396
			4,136

Kansas 0.01%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025		1,590	1,557

Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		6,290	5,514

Puerto Rico 0.12%
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		977	999
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		968	1,025
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		953	1,035
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031		925	1,031
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		877	861
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		789	765
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		677	648
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		920	847
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		957	856
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024		143	140
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		1,129	705
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]		3,878	2,119
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		14,745	4,641
			15,672

Texas 0.09%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]		12,500	12,594

Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]		1,915	1,978

Total municipals			44,521

Total bonds, notes & other debt instruments (cost: $12,607,942,000)			12,733,094

38	American Funds Multi-Sector Income Fund

Convertible bonds & notes 0.04%	Principal amount (000)		Value (000)
Energy 0.03%
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	USD	3,800	$3,714

Financials 0.01%
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026		1,705	1,552

Communication services 0.00%
DISH Network Corp., convertible notes, 3.375% 8/15/2026		1,078	577

Total convertible bonds & notes (cost: $5,687,000)			5,843

Common stocks 0.51%		Shares
Utilities 0.18%
Talen Energy Corp.[12]		372,237	23,823

Energy 0.11%
FORESEA Holding SA, Class C, nonvoting shares[12]		288,219	7,061
FORESEA Holding SA, Class B12		31,979	784
Chesapeake Energy Corp.		75,595	5,816
Exxon Mobil Corp.		12,699	1,270
California Resources Corp.		633	34
Mesquite Energy, Inc.[6,12]		126	7
			14,972

Information technology 0.10%
Diebold Nixdorf, Inc.[1,12]		432,997	12,536

Consumer discretionary 0.07%
Party City Holdco, Inc.[6,12]		394,088	9,001
Party City Holdco, Inc.[1,6,12]		3,934	90
NMG Parent, LLC[12]		309	34
MYT Holding Co., Class B6,12		8,984	7
			9,132

Materials 0.05%
Venator Materials PLC[6,12]		1,293,562,426	6,636

Communication services 0.00%
Intelsat SA12		1	—	[8]

Total common stocks (cost: $68,678,000)			67,099

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,12]		5	8

Total preferred securities (cost: $5,000)			8

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[12]		374	3

Total rights & warrants (cost: $2,000)			3

American Funds Multi-Sector Income Fund	39

Short-term securities 2.14%	Shares	Value (000)
Money market investments 2.14%
Capital Group Central Cash Fund 5.44%[13,14]	2,843,495	$284,321

Total short-term securities (cost: $284,363,000)		284,321
Total investment securities 98.61% (cost: $12,966,677,000)		13,090,368
Other assets less liabilities 1.39%		184,358

Net assets 100.00%		$13,274,726

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	5,804	4/3/2024	USD	1,195,125	$10,213
5 Year U.S. Treasury Note Futures	Long	4,268	4/3/2024		464,245	10,792
10 Year Euro-Bund Futures	Short	33	3/11/2024		(4,999)	(148)
10 Year U.S. Treasury Note Futures	Long	51	3/28/2024		5,757	157
10 Year Ultra U.S. Treasury Note Futures	Short	10,007	3/28/2024		(1,180,982)	(51,704)
20 Year U.S. Treasury Bond Futures	Long	2,806	3/28/2024		350,575	26,663
30 Year Ultra U.S. Treasury Bond Futures	Short	1,386	3/28/2024		(185,161)	(16,042)
						$(20,069)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
USD	1,098	EUR	1,000	Bank of America	1/8/2024	$(6)
USD	6,003	EUR	5,575	Standard Chartered Bank	1/8/2024	(154)
USD	6,819	EUR	6,330	Bank of America	1/8/2024	(172)
USD	11,987	EUR	11,095	HSBC Bank	1/8/2024	(267)
USD	20,904	EUR	19,263	Morgan Stanley	1/8/2024	(370)
						$(969)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD	4,801	$(280)	$(287)	$7
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028		1	— [8]	— [8]	—	[8]
						$(280)	$(287)	$7

40	American Funds Multi-Sector Income Fund

Investments in affiliates14

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 2.14%
Money market investments 2.14%
Capital Group Central Cash Fund 5.44%[13]	$480,995	$3,856,185	$4,052,866	$148	$(141)	$284,321	$18,083

Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,10]	12/6/2022	$20,013	$20,071	.15%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[6,10]	12/6/2022-6/23/2023	11,962	12,114	.09
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,10]	12/6/2022	10,745	10,924	.08
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[6,10]	12/6/2022	3,500	3,549	.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,10]	12/6/2022	3,200	3,209	.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[3,4]	9/13/2023	16,191	16,262	.12
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[3,4]	9/13/2023-12/13/2023	438	446	.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6]	6/23/2023	10,294	10,842	.08
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	9,000	9,049	.07
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	521	491	.00 [15]
Total		$85,864	$86,957	.66%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,964,549,000, which represented 44.93% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $167,672,000, which represented 1.26% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $86,957,000, which represented .66% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,423,000, which represented .09% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2023.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	41

Key to abbreviation(s)

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EUR = Euros

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

42	American Funds Multi-Sector Income Fund

Financial statements

Statement of assets and liabilities
at December 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,682,314)	$12,806,047
Affiliated issuers (cost: $284,363)	284,321	$13,090,368
Cash		5,670
Cash collateral pledged for futures contracts		16,354
Cash denominated in currencies other than U.S. dollars (cost: $2,951)		2,980
Receivables for:
Sales of investments	539
Sales of fund’s shares	19,220
Dividends and interest	170,176
Variation margin on futures contracts	2,818
Variation margin on centrally cleared swap contracts	4
Other	35	192,792
		13,308,164
Liabilities:
Unrealized depreciation on open forward currency contracts		969
Unrealized depreciation on unfunded commitments*		19
Payables for:
Purchases of investments	5,476
Repurchases of fund’s shares	21,627
Dividends on fund’s shares	424
Investment advisory services	3,648
Services provided by related parties	716
Trustees’ deferred compensation	18
Variation margin on futures contracts	526
Variation margin on centrally cleared swap contracts	2
Other	13	32,450
Commitments and contingencies*
Net assets at December 31, 2023		$13,274,726

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,489,650
Total distributable earnings (accumulated loss)		(214,924)
Net assets at December 31, 2023		$13,274,726

*	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	43

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,424,597 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$715,399	76,774	$9.32
Class C	25,747	2,763	9.32
Class T	24	3	9.32
Class F-1	16,828	1,806	9.32
Class F-2	2,630,946	282,344	9.32
Class F-3	682,321	73,224	9.32
Class 529-A	15,760	1,691	9.32
Class 529-C	1,033	111	9.32
Class 529-E	318	34	9.32
Class 529-T	29	3	9.32
Class 529-F-1	29	3	9.32
Class 529-F-2	6,284	675	9.32
Class 529-F-3	11	1	9.32
Class R-1	115	12	9.32
Class R-2	1,228	132	9.32
Class R-2E	27	3	9.32
Class R-3	2,272	244	9.32
Class R-4	1,382	148	9.32
Class R-5E	887	95	9.32
Class R-5	539	58	9.32
Class R-6	9,173,547	984,473	9.32

Refer to the notes to financial statements.

44	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of operations
for the year ended December 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $49)	$711,512
Dividends (includes $18,083 from affiliates)	18,372	$729,884
Fees and expenses*:
Investment advisory services	36,378
Distribution services	2,185
Transfer agent services	2,745
Administrative services	3,287
529 plan services	11
Reports to shareholders	196
Registration statement and prospectus	1,054
Trustees’ compensation	36
Auditing and legal	24
Custodian	116
Other	22	46,054
Net investment income		683,830

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(235,292)
Affiliated issuers	148
Futures contracts	(6,379)
Forward currency contracts	(169)
Swap contracts	36,878
Currency transactions	(79)	(204,893)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	739,391
Affiliated issuers	(141)
Futures contracts	(23,839)
Forward currency contracts	(754)
Swap contracts	4,287
Currency translations	142	719,086
Net realized gain (loss) and unrealized appreciation (depreciation)		514,193

Net increase (decrease) in net assets resulting from operations		$1,198,023

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	45

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31,
	2023	2022
Operations:
Net investment income	$683,830	$294,196
Net realized gain (loss)	(204,893)	(100,550)
Net unrealized appreciation (depreciation)	719,086	(616,614)
Net increase (decrease) in net assets resulting from operations	1,198,023	(422,968)

Distributions paid or accrued to shareholders	(702,734)	(291,851)

Net capital share transactions	3,610,326	6,588,114

Total increase (decrease) in net assets	4,105,615	5,873,295

Net assets:
Beginning of year	9,169,111	3,295,816
End of year	$13,274,726	$9,169,111

Refer to the notes to financial statements.

46	American Funds Multi-Sector Income Fund

Notes to financial statements

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Multi-Sector Income Fund	47

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

48	American Funds Multi-Sector Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,147,683	$19,891	$9,167,574
Mortgage-backed obligations	—	1,309,202	28,322	1,337,524
Asset-backed obligations	—	898,666	60,694	959,360
Bonds & notes of governments & government agencies outside the U.S.	—	944,581	—	944,581
U.S. Treasury bonds & notes	—	279,534	—	279,534
Municipals	—	44,521	—	44,521
Convertible bonds & notes	—	5,843	—	5,843
Common stocks	43,479	7,879	15,741	67,099
Preferred securities	—	—	8	8
Rights & warrants	—	3	—	3
Short-term securities	284,321	—	—	284,321
Total	$327,800	$12,637,912	$124,656	$13,090,368

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	49

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$47,825	$—	$—	$47,825
Unrealized appreciation on centrally cleared credit default swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(67,894)	—	—	(67,894)
Unrealized depreciation on open forward currency contracts	—	(969)	—	(969)
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Total	$(20,069)	$(962)	$—	$(21,031)

*	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
†	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are

50	American Funds Multi-Sector Income Fund

not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Multi-Sector Income Fund	51

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2023, the fund’s maximum exposure of unfunded bond commitments was $1,723,000, which would represent ..01% of the net assets of the fund should such commitments become due. Unrealized depreciation of $19,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

52	American Funds Multi-Sector Income Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,154,613,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $19,519,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

American Funds Multi-Sector Income Fund	53

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $572,253,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the year ended, December 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$47,825	Unrealized depreciation*	$67,894
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	969
Swap (centrally cleared)	Credit	Unrealized appreciation*	7	Unrealized depreciation*	— †
			$47,832		$68,863

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(6,379)	Net unrealized depreciation on futures contracts	$(23,839)
Forward currency	Currency	Net realized loss on forward currency contracts	(169)	Net unrealized depreciation on forward currency contracts	(754)
Swap	Credit	Net realized gain on swap contracts	36,878	Net unrealized appreciation on swap contracts	4,287
			$30,330		$(20,306)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
†	Amount less than one thousand.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

54	American Funds Multi-Sector Income Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2023, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Bank of America	$178	$—	$—	$—	$178
HSBC Bank	267	—	(261)	—	6
Morgan Stanley	370	—	(301)	—	69
Standard Chartered Bank	154	—	—	—	154
Total	$969	$—	$(562)	$—	$407

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2023, the fund reclassified $6,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$33,712
Capital loss carryforward*	(353,125)
Gross unrealized appreciation on investments	451,572
Gross unrealized depreciation on investments	(329,463)
Net unrealized appreciation (depreciation) on investments	122,109
Cost of investments	12,947,515

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Multi-Sector Income Fund	55

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31,
Share class	2023	2022
Class A	$37,526	$27,340
Class C	1,152	638
Class T	1	1
Class F-1	986	627
Class F-2	127,031	50,742
Class F-3	35,397	17,905
Class 529-A	752	429
Class 529-C	45	22
Class 529-E	17	8
Class 529-T	2	1
Class 529-F-1	2	1
Class 529-F-2	284	155
Class 529-F-3	1	1
Class R-1	5	3
Class R-2	59	40
Class R-2E	1	1
Class R-3	108	45
Class R-4	70	65
Class R-5E	28	16
Class R-5	17	11
Class R-6	499,250	193,800
Total	$702,734	$291,851

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. For the year ended December 31, 2023, the investment advisory services fees were $36,378,000, which were equivalent to an annualized rate of 0.332% of average daily net assets.

56	American Funds Multi-Sector Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2023, unreimbursed expenses subject to reimbursement totaled $460,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2023, the 529 plan services fees were $11,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

American Funds Multi-Sector Income Fund	57

For the year ended December 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$1,869		$577		$187		Not applicable
Class C	216		20		7		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	41		20		5		Not applicable
Class F-2	Not applicable		2,088		599		Not applicable
Class F-3	Not applicable		—	*	164		Not applicable
Class 529-A	29		10		4		$7
Class 529-C	8		1		—	*	1
Class 529-E	1		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		1		3
Class 529-F-3	Not applicable		—		—	*	—	*
Class R-1	1		—	*	—	*	Not applicable
Class R-2	8		3		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	9		2		1		Not applicable
Class R-4	3		1		—	*	Not applicable
Class R-5E	Not applicable		1		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		21		2,319		Not applicable
Total class-specific expenses	$2,185		$2,745		$3,287		$11

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $36,000 in the fund’s statement of operations reflects $35,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2023.

58	American Funds Multi-Sector Income Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2023

Class A	$290,295	32,222		$36,881		4,092		$(257,994)	(28,703)	$69,182	7,611
Class C	16,507	1,829		1,138		126		(9,523)	(1,057)	8,122	898
Class T	—	—		—		—		—	—	—	—
Class F-1	7,432	826		980		108		(7,578)	(844)	834	90
Class F-2	1,334,656	148,423		124,929		13,875		(453,325)	(50,477)	1,006,260	111,821
Class F-3	298,504	33,114		34,523		3,834		(118,393)	(13,191)	214,634	23,757
Class 529-A	7,537	834		749		83		(3,213)	(356)	5,073	561
Class 529-C	558	62		44		5		(285)	(32)	317	35
Class 529-E	269	30		16		2		(177)	(20)	108	12
Class 529-T	—	—		2		—	†	—	—	2	—	†
Class 529-F-1	—	—		2		—	†	—	—	2	—	†
Class 529-F-2	3,126	347		283		32		(707)	(78)	2,702	301
Class 529-F-3	—	—		1		—	†	—	—	1	—	†
Class R-1	69	8		4		—	†	(41)	(5)	32	3
Class R-2	830	92		59		7		(533)	(59)	356	40
Class R-2E	3	—	†	—	†	—	†	—	—	3	—	†
Class R-3	1,675	184		107		12		(646)	(71)	1,136	125
Class R-4	387	43		70		8		(332)	(37)	125	14
Class R-5E	771	84		26		3		(215)	(24)	582	63
Class R-5	323	36		15		2		(17)	(2)	321	36
Class R-6	2,077,017	229,891		498,625		55,366		(275,108)	(30,869)	2,300,534	254,388
Total net increase (decrease)	$4,039,959	448,025		$698,454		77,555		$(1,128,087)	(125,825)	$3,610,326	399,755

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	59

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$190,654		19,943		$27,002		2,904		$(165,549)	(17,663)	$52,107	5,184
Class C	8,311		862		628		68		(12,464)	(1,277)	(3,525)	(347)
Class T	—		—		—		—		—	—	—	—
Class F-1	7,410		777		619		67		(4,650)	(495)	3,379	349
Class F-2	1,193,478		127,991		49,976		5,447		(360,662)	(38,557)	882,792	94,881
Class F-3	282,039		29,670		17,321		1,877		(93,594)	(10,048)	205,766	21,499
Class 529-A	3,753		389		428		46		(2,016)	(212)	2,165	223
Class 529-C	275		29		22		2		(166)	(17)	131	14
Class 529-E	51		5		8		1		(53)	(6)	6	—	†
Class 529-T	—		—		1		—	†	—	—	1	—	†
Class 529-F-1	—		—		1		—	†	—	—	1	—	†
Class 529-F-2	1,382		142		154		16		(698)	(76)	838	82
Class 529-F-3	—		—		—	†	—	†	—	—	— †	—	†
Class R-1	14		2		2		—	†	(2)	— †	14	2
Class R-2	298		32		39		4		(704)	(74)	(367)	(38)
Class R-2E	—	†	—	†	—	†	—	†	(7)	— †	(7)	—	†
Class R-3	887		91		44		5		(874)	(92)	57	4
Class R-4	807		82		65		7		(1,458)	(152)	(586)	(63)
Class R-5E	162		17		15		2		(301)	(33)	(124)	(14)
Class R-5	225		24		10		1		(344)	(37)	(109)	(12)
Class R-6	5,360,397		583,828		193,558		21,364		(108,380)	(12,206)	5,445,575	592,986
Total net increase (decrease)	$7,050,143		763,884		$289,893		31,811		$(751,922)	(80,945)	$6,588,114	714,750

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,944,200,000 and $4,366,033,000, respectively, during the year ended December 31, 2023.

60	American Funds Multi-Sector Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2023	$8.95	$.53	$.38	$.91	$(.54)	$—	$(.54)	$9.32	10.58%		$716		.77%		.77%		5.86%
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40)	— [5]	(.40)	8.95	(12.05)		619		.79		.78		4.44
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.38		680		.84		.83		3.34
12/31/2020	10.32	.41	.68	1.09	(.43)	(.17)	(.60)	10.81	11.07		356		1.09		.85		3.96
12/31/2019[6,7]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[8,9]	52		.60	[9,10]	.53	[9,10]	4.61	[9,10]
Class C:
12/31/2023	8.95	.47	.38	.85	(.48)	—	(.48)	9.32	9.81		26		1.47		1.47		5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34)	— [5]	(.34)	8.95	(12.67)		17		1.49		1.49		3.70
12/31/2021	10.81	.28	(.10)	.18	(.29)	(.07)	(.36)	10.63	1.67		24		1.54		1.53		2.63
12/31/2020[6,11]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[8]	10		1.67	[10]	1.55	[10]	3.12	[10]
Class T:
12/31/2023	8.95	.56	.38	.94	(.57)	—	(.57)	9.32	10.97	[9]	—	[12]	.41	[9]	.41	[9]	6.22	[9]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.79)[9]		—	[12]	.48	[9]	.48	[9]	4.74	[9]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.63	[9]	—	[12]	.59	[9]	.59	[9]	3.61	[9]
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[8,9]	—	[12]	.94	[9,10]	.62	[9,10]	4.22	[9,10]
Class F-1:
12/31/2023	8.95	.53	.38	.91	(.54)	—	(.54)	9.32	10.60		17		.75		.75		5.88
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40)	— [5]	(.40)	8.95	(12.06)		15		.79		.79		4.45
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.37		15		.85		.85		3.33
12/31/2020[6,11]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[8]	7		1.09	[10]	.88	[10]	3.84	[10]
Class F-2:
12/31/2023	8.95	.56	.38	.94	(.57)	—	(.57)	9.32	10.89		2,631		.48		.48		6.19
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.81)		1,526		.50		.50		4.90
12/31/2021	10.81	.38	(.10)	.28	(.39)	(.07)	(.46)	10.63	2.66		804		.56		.56		3.55
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119		.78		.59		4.13
12/31/2019[6,7]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[8,9]	—	[12]	.62	[9,10]	.54	[9,10]	4.59	[9,10]
Class F-3:
12/31/2023	8.95	.57	.38	.95	(.58)	—	(.58)	9.32	11.01		682		.38		.38		6.29
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44)	— [5]	(.44)	8.95	(11.72)		443		.41		.40		4.92
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.73		297		.49		.48		3.64
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		55		.73		.53		4.18
12/31/2019[6,7]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[8,9]	—	[12]	.64	[9,10]	.57	[9,10]	4.57	[9,10]
Class 529-A:
12/31/2023	8.95	.53	.38	.91	(.54)	—	(.54)	9.32	10.59		16		.76		.76		5.90
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41)	— [5]	(.41)	8.95	(12.03)		10		.76		.75		4.50
12/31/2021	10.81	.36	(.10)	.26	(.37)	(.07)	(.44)	10.63	2.43		10		.81		.80		3.35
12/31/2020[6,11]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[8]	3		1.05	[10]	.92	[10]	3.78	[10]

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	61

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2023	$8.95	$.47	$.38	$.85	$(.48)	$—	$(.48)	$9.32	9.79%		$1		1.49%		1.49%		5.17%
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34)	— [5]	(.34)	8.95	(12.68)		1		1.49		1.49		3.75
12/31/2021	10.81	.28	(.11)	.17	(.28)	(.07)	(.35)	10.63	1.65		1		1.54		1.54		2.61
12/31/2020[6,11]	9.67	.24	1.20	1.44	(.26)	(.04)	(.30)	10.81	14.97	[8,9]	—	[12]	1.58	[9,10]	1.39	[9,10]	3.36	[9,10]
Class 529-E:
12/31/2023	8.95	.52	.38	.90	(.53)	—	(.53)	9.32	10.42		—	[12]	.92		.92		5.77
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39)	— [5]	(.39)	8.95	(12.18)[9]		—	[12]	.93	[9]	.92	[9]	4.29	[9]
12/31/2021	10.81	.34	(.10)	.24	(.35)	(.07)	(.42)	10.63	2.25	[9]	—	[12]	.98	[9]	.97	[9]	3.18	[9]
12/31/2020[6,11]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[8,9]	—	[12]	.99	[9,10]	.75	[9,10]	4.03	[9,10]
Class 529-T:
12/31/2023	8.95	.56	.38	.94	(.57)	—	(.57)	9.32	10.92	[9]	—	[12]	.46	[9]	.46	[9]	6.18	[9]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.82)[9]		—	[12]	.53	[9]	.52	[9]	4.71	[9]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[9]	—	[12]	.65	[9]	.65	[9]	3.55	[9]
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[8,9]	—	[12]	1.00	[9,10]	.68	[9,10]	4.15	[9,10]
Class 529-F-1:
12/31/2023	8.95	.55	.38	.93	(.56)	—	(.56)	9.32	10.82	[9]	—	[12]	.55	[9]	.55	[9]	6.08	[9]
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42)	— [5]	(.42)	8.95	(11.88)[9]		—	[12]	.60	[9]	.59	[9]	4.64	[9]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[9]	—	[12]	.66	[9]	.65	[9]	3.54	[9]
12/31/2020[6,11]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[8,9]	—	[12]	.82	[9,10]	.59	[9,10]	4.29	[9,10]
Class 529-F-2:
12/31/2023	8.95	.56	.38	.94	(.57)	—	(.57)	9.32	10.93		6		.45		.45		6.22
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.81)		3		.51		.50		4.75
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.59		3		.63		.63		3.55
12/31/2020[6,13]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[8]	2		.12	[8]	.11	[8]	.65	[8]
Class 529-F-3:
12/31/2023	8.95	.56	.38	.94	(.57)	—	(.57)	9.32	10.92		—	[12]	.45		.45		6.18
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.79)		—	[12]	.49		.49		4.74
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.67		—	[12]	.59		.57		3.64
12/31/2020[6,13]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.97	[8]	—	[12]	.14	[8]	.10	[8]	.66	[8]
Class R-1:
12/31/2023	8.95	.49	.38	.87	(.50)	—	(.50)	9.32	10.10	[9]	—	[12]	1.21	[9]	1.21	[9]	5.47	[9]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37)	— [5]	(.37)	8.95	(12.34)[9]		—	[12]	1.11	[9]	1.11	[9]	4.14	[9]
12/31/2021	10.81	.31	(.10)	.21	(.32)	(.07)	(.39)	10.63	1.97	[9]	—	[12]	1.29	[9]	1.28	[9]	2.90	[9]
12/31/2020[6,11]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[8,9]	—	[12]	1.35	[9,10]	1.14	[9,10]	3.62	[9,10]

Refer to the end of the table for footnotes.

62	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2023	$8.95	$.48	$.38	$.86	$(.49)	$—	$(.49)	$9.32	9.91%		$1		1.37%		1.37%		5.31%
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35)	— [5]	(.35)	8.95	(12.55)		1		1.34		1.34		3.85
12/31/2021	10.81	.30	(.10)	.20	(.31)	(.07)	(.38)	10.63	1.87		1		1.31		1.31		2.82
12/31/2020[6,11]	9.67	.26	1.19	1.45	(.27)	(.04)	(.31)	10.81	15.15	[8,9]	—	[12]	1.30	[9,10]	1.09	[9,10]	3.67	[9,10]
Class R-2E:
12/31/2023	8.95	.56	.38	.94	(.57)	—	(.57)	9.32	10.94	[9]	—	[12]	.44	[9]	.44	[9]	6.20	[9]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.79)[9]		—	[12]	.50	[9]	.49	[9]	4.68	[9]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69	[9]	—	[12]	.54	[9]	.54	[9]	3.66	[9]
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[8,9]	—	[12]	.95	[9,10]	.63	[9,10]	4.21	[9,10]
Class R-3:
12/31/2023	8.95	.51	.38	.89	(.52)	—	(.52)	9.32	10.31		2		1.00		1.00		5.68
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38)	— [5]	(.38)	8.95	(12.30)		1		1.06		1.06		4.14
12/31/2021	10.81	.33	(.10)	.23	(.34)	(.07)	(.41)	10.63	2.15		1		1.07		1.07		3.11
12/31/2020[6,11]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[8]	—	[12]	1.11	[10]	.99	[10]	3.73	[10]
Class R-4:
12/31/2023	8.95	.53	.39	.92	(.55)	—	(.55)	9.32	10.62		1		.73		.73		5.92
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41)	— [5]	(.41)	8.95	(12.02)		1		.75		.75		4.34
12/31/2021	10.81	.37	(.11)	.26	(.37)	(.07)	(.44)	10.63	2.44		2		.78		.77		3.44
12/31/2020[6,11]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[8]	2		.85	[10]	.78	[10]	3.69	[10]
Class R-5E:
12/31/2023	8.95	.55	.38	.93	(.56)	—	(.56)	9.32	10.83		1		.54		.54		6.13
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42)	— [5]	(.42)	8.95	(11.88)		—	[12]	.59		.59		4.49
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.60		1		.63		.63		3.56
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[8]	—	[12]	.76	[10]	.59	[10]	4.17	[10]
Class R-5:
12/31/2023	8.95	.56	.39	.95	(.58)	—	(.58)	9.32	10.99		1		.39		.39		6.25
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44)	— [5]	(.44)	8.95	(11.77)		—	[12]	.48		.48		4.58
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69		—	[12]	.51		.51		3.64
12/31/2020[6,11]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[8]	—	[12]	.82	[10]	.53	[10]	4.23	[10]
Class R-6:
12/31/2023	8.95	.56	.39	.95	(.58)	—	(.58)	9.32	11.01		9,174		.38		.38		6.29
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44)	— [5]	(.44)	8.95	(11.72)		6,532		.39		.39		5.21
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.74		1,457		.47		.47		3.61
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1		.69		.52		4.17
12/31/2019[6,7]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[8,9]	—	[12]	.64	[9,10]	.56	[9,10]	4.57	[9,10]

	Year ended December 31,				For the period ended
	2023	2022	2021	2020	December 31, 2019[6,7]
Portfolio turnover rate for all share classes[14]	62%	40%	36%	73%	115%

American Funds Multi-Sector Income Fund	63

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[8]	Not annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Annualized.
[11]	This share class began investment operations on May 1, 2020.
[12]	Amount less than $1 million.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

64	American Funds Multi-Sector Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Multi-Sector Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Funds Multi-Sector Income Fund (the “Fund”), including the investment portfolio, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from March 22, 2019 (commencement of operations) to December 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 22, 2019 (commencement of operations) to December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
February 9, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Multi-Sector Income Fund	65

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2023, through December 31, 2023).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

66	American Funds Multi-Sector Income Fund

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,065.16	$4.01	.77%
Class A – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class C – actual return	1,000.00	1,061.44	7.64	1.47
Class C – assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class T – actual return	1,000.00	1,066.95	2.24	.43
Class T – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class F-1 – actual return	1,000.00	1,065.23	3.90	.75
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class F-2 – actual return	1,000.00	1,066.76	2.45	.47
Class F-2 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-3 – actual return	1,000.00	1,067.29	1.93	.37
Class F-3 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-A – actual return	1,000.00	1,065.22	3.96	.76
Class 529-A – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class 529-C – actual return	1,000.00	1,061.34	7.74	1.49
Class 529-C – assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-E – actual return	1,000.00	1,064.36	4.79	.92
Class 529-E – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 529-T – actual return	1,000.00	1,066.76	2.45	.47
Class 529-T – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 529-F-1 – actual return	1,000.00	1,066.31	2.92	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 529-F-2 – actual return	1,000.00	1,066.85	2.34	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-3 – actual return	1,000.00	1,066.87	2.29	.44
Class 529-F-3 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 – actual return	1,000.00	1,062.74	6.40	1.23
Class R-1 – assumed 5% return	1,000.00	1,019.00	6.26	1.23
Class R-2 – actual return	1,000.00	1,062.27	6.81	1.31
Class R-2 – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class R-2E – actual return	1,000.00	1,066.89	2.34	.45
Class R-2E – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-3 – actual return	1,000.00	1,064.04	5.10	.98
Class R-3 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class R-4 – actual return	1,000.00	1,065.38	3.80	.73
Class R-4 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class R-5E – actual return	1,000.00	1,066.45	2.76	.53
Class R-5E – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class R-5 – actual return	1,000.00	1,067.18	2.03	.39
Class R-5 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-6 – actual return	1,000.00	1,067.30	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,023.34	1.89	.37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Multi-Sector Income Fund	67

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2023:

Qualified dividend income	$1,245,000
Section 163(j) interest dividends	$689,663,000
Corporate dividends received deduction	$532,000
U.S. government income that may be exempt from state taxation	$13,490,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

68	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	69

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70	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	71

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72	American Funds Multi-Sector Income Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Multi-Sector Income Fund	73

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2019	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2019	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former COO, Time Life Inc. (1993-2003)	89	None
Merit E. Janow, 1958	2019	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957	2019	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Gitlin, 1970	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[7]; Vice Chairman and Director, Capital Research and Management Company	88	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

74	American Funds Multi-Sector Income Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Damien J. McCann, 1977 President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2019	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[7]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Kirstie Spence, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital International Limited[7]; Vice President and Director, Capital International Limited[7]; Director, Capital Research Company[7]; Director, The Capital Group Companies, Inc.[7]
Scott Sykes, 1971 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Xavier Goss, 1980 Vice President	2022	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2019	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2019	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Multi-Sector Income Fund	75

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

MSI

Registrant:

a) Audit Fees:
Audit	2022	62,000
	2023	2,000

b) Audit-Related Fees:
	2022	1,000
	2023	2,000

c) Tax Fees:
	2022	8,000
	2023	9,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,394,000
	2023	1,979,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,798,000 for fiscal year 2022 and $1,989,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 29, 2024

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: February 29, 2024